As filed with the Securities and Exchange Commission on February 16, 2000

                                                                       File Nos.
                                                                       33-23493
                                                                       811-5583

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No.  31       (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  32                      (X)

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
              ----------------------------------------------------
                       (formerly Franklin Valuemark Funds)
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                           --------------
     KAREN L. SKIDMORE, ESQ., 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
     -----------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on [ ] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] on May 1, 2000 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FRANKLIN TECHNOLOGY SECURITIES FUND - CLASS 1

Franklin Templeton Variable Insurance Products Trust

MAY 1, 2000





[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]   Goal and Strategies

[insert page #]   Main Risks

[insert page #]   Past Performance

[insert page #]   Fees and Expenses

[insert page #]   Management

[insert page #]   Important Recent Developments

[insert page #]   Distributions and Taxes

[insert page #]   Overview

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #]   Buying Shares

[insert page #]   Selling Shares

[insert page #]   Exchanging Shares

[insert page #]   Fund Account Policies

[insert page #]   Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

BACK COVER

THE FUND

[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES

GOAL The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. These may include, for example, companies in the following industries:

o technology services, including computer software, data services, and internet services;
o electronic technology, including computers, computer products, and electronic components;
o telecommunications, including networking, wireless, and wire-line services and equipment;
o media and information services;
o semiconductors and semiconductor equipment; and
o precision instruments.

The fund may invest in companies of any size and may invest a significant portion of its assets in smaller companies. The fund may invest up to 25% of its total assets in foreign securities (which may include those in emerging markets), but currently intends to limit such investment to 15%.

[Begin callout]
The fund invests primarily in common stocks of technology companies.
[End callout]

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a disciplined growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing niche, proven technology, and industry leadership are all factors the manager believes point to strong growth potential.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down]

MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

TECHNOLOGY COMPANIES By focusing on technology industries, the fund carries much greater risks of adverse developments among such industries than a fund that invests in a wider variety of industries. Prices often change collectively without regard to the merits of individual companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and competition or market share and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

 [Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other asset classes over the long term (over the short term they tend to go up and down more dramatically). These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

SMALLER COMPANIES While smaller companies, and to a lesser extent mid-size companies, may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, their growth prospects are less certain, their securities are less liquid, and they can be considered speculative. These companies may suffer significant losses and can be subject to abrupt or erratic price movements.

Initial public offerings of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in early trading. Thus, when the fund is smaller, any such gains will have a larger impact on the fund's reported performance than when the fund's asset size is larger.

FOREIGN SECURITIES Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, including devaluation of a currency by a country's government, will increase or decrease the fund's returns from its foreign portfolio holdings. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include restrictions on removal of currency and other assets, exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency and other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. markets or securities may be, or become, less liquid. Non-U.S. stock exchanges, trading systems, brokers, and companies generally are subject to less government supervision, regulation, disclosure, and financial reporting requirements than in the U.S. Emerging market countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity and greater volatility.

DIVERSIFICATION The fund is non-diversified under the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number or issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

LIQUIDITY The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities have the risk that the securities cannot be readily sold, can only be resold at a price significantly lower than their value, or are difficult to value accurately.

PORTFOLIO TURNOVER Because of the fund's emphasis on technology stocks, the fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the fund, including portfolio transaction costs.

SEE "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of a bull and a bear]
 PAST PERFORMANCE

Because the fund is new, it has no performance history.

[insert graphic of percentage sign]
FEES AND EXPENSES

Franklin Technology Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                             CLASS 1
Maximum sales charge (load) imposed on purchases              None
Maximum deferred sales charge (load)                          0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(2)                       0.00%

                                                             CLASS 1
---------------------------------------------------------------------
Management fees                                               0.55%
Distribution and service (12b-1) fees                         0.00%
Other expenses                                                0.38%
                                                              -----
Total annual fund operating expenses                          0.93%

1.  This fee is only for market timers (see page [#]).
2. The administrator and manager have agreed in advance to waive or limit their respective fees and assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 1.05% of the fund's class 1 net assets during the current fiscal year. The administrator and manager is contractually obligated to continue this arrangement through December 2001. After December 2001, the administrator and manager may end the arrangement at any time.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR                                      3 YEARS

Class 1  $95                                         $296

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

The team responsible for the fund's management is:

MANAGEMENT TEAM

IAN LINK, CFA
Vice President, Advisers
Mr. Link has been a manager of the fund since its inception, and has been with the Franklin Templeton group since 1989.

CANYON CHAN, CFA
VICE PRESIDENT, Advisers
Mr. Chan has been a manager of the fund since its inception, and has been with the Franklin Templeton group since 1991.

CONRAD HERRMANN, CFA
Senior Vice President, Advisers
Mr. Herrmann has been a manager of the fund since its inception, and has been with the Franklin Templeton group since 1989.

The fund pays the manager a fee for managing its assets, and making its investment decisions. The fee is equal to an annual rate of:

o        0.550% of the value of net assets up to and including $500 million;
o 0.450% of the value of net assets over $500 million, up to and including $1 billion;
o 0.400% of the value of net assets over $1 billion, up to and including $1.5 billion;
o 0.350% of the value of net assets over $1.5 billion, up to and including $6.5 billion;
o 0.325% of the value of net assets over $6.5 billion, up to and including $11.5 billion;
o 0.300% of the value of net assets over $11.5 billion, up to and including $16.5 billion;
o 0.290% of the value of net assets over $16.5 billion, up to and including $19 billion;
o 0.280% of the value of net assets over $19 billion, up to and including $21.5 billion; and
o        0.270% of the value of net assets over $21.5 billion.

[Insert graphic of starburst]
 IMPORTANT RECENT DEVELOPMENTS

YEAR 2000 At this date, it appears neither the fund's operations nor those of the companies in which it invests were adversely affected by Year 2000 computer-related problems. However, Year 2000 problems could still emerge. If a company in which the fund is invested develops problems related to Year 2000, the price of its securities may be adversely affected, and this may have an adverse effect on the fund's performance. Year 2000 has been one of the many factors the managers consider when making investment decisions. The managers reviewed public filings and other statements made by companies about their Year 2000 readiness, but could not audit each company to verify its readiness. Although the risk of the Year 2000 problem should decrease over time, the possibility remains that the funds and the companies in which they are invested may be adversely affected by Year 2000 problems until all of their various data processing activities for the year have been completed.

EURO On January 1, 1999, the European Monetary Union introduced a single new currency, the euro, which will replace the national currency for participating member countries. Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the fund will be automatically reinvested in additional shares of the fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the fund. For more information, please consult the accompanying contract prospectus.

[insert graphic of a pyramid]
OVERVIEW

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-NINE (29) SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND GENERALLY HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE GENERALLY ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION.

Management

The fund's investment managers and their affiliates manage over $224 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

FUND ACCOUNT INFORMATION

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------
                                       8

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows going in different directions] EXCHANGING SHARES
                                                             -----------------

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES
                                  ---------------------

Calculating share price The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the value, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

Statements and reports Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months from their insurance company.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

Market timers The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

Additional policies Please note that the fund maintains additional policies and reserve certain rights, including:

o The fund may refuse any order to buy shares.

o At any time, the fund may establish or change investment minimums.
o The fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.
o You may only buy shares of the fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

Share Classes The fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 shares.

[Insert graphic of question mark]QUESTIONS

More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information. If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

FRANKLIN(R)TEMPLETON(R)
1-800/342-3863

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5583

Prospectus

FRANKLIN TECHNOLOGY SECURITIES FUND - CLASS 2

Franklin Templeton Variable Insurance Products Trust

MAY 1, 2000

[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

THE FUND
[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]   Goal and Strategies

[insert page #]   Main Risks

[insert page #]   Past Performance

[insert page #]   Fees and Expenses

[insert page #]   Management

[insert page #]   Important Recent Developments

[insert page #]   Distributions and Taxes

[insert page #]   Overview

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #]   Buying Shares

[insert page #]   Selling Shares

[insert page #]   Exchanging Shares

[insert page #]   Fund Account Policies

[insert page #]   Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

BACK COVER

THE FUND

[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES

GOAL The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. These may include, for example, companies in the following industries:

o technology services, including computer software, data services, and internet services;
o electronic technology, including computers, computer products, and electronic components;
o telecommunications, including networking, wireless, and wire-line services and equipment;
o media and information services;
o semiconductors and semiconductor equipment; and
o precision instruments.

The fund may invest in companies of any size and may invest a significant portion of its assets in smaller companies. The fund may invest up to 25% of its total assets in foreign securities (which may include those in emerging markets), but currently intends to limit such investment to 15%.

[Begin callout]
The fund invests primarily in common stocks of technology companies.
[End callout]

PORTFOLIO SELECTION

The manager is a research driven, fundamental investor, pursuing a disciplined growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing niche, proven technology, and industry leadership are all factors the manager believes point to strong growth potential.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down]

MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

TECHNOLOGY COMPANIES By focusing on technology industries, the fund carries much greater risks of adverse developments among such industries than a fund that invests in a wider variety of industries. Prices often change collectively without regard to the merits of individual companies. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and competition or market share and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

 [Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other asset classes over the long term (over the short term they tend to go up and down more dramatically). These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

SMALLER COMPANIES While smaller companies, and to a lesser extent mid-size companies, may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, their growth prospects are less certain, their securities are less liquid, and they can be considered speculative. These companies may suffer significant losses and can be subject to abrupt or erratic price movements.

Initial public offerings of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in early trading. Thus, when the fund is smaller, any such gains will have a larger impact on the fund's reported performance than when the fund's asset size is larger.

FOREIGN SECURITIES Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, including devaluation of a currency by a country's government, will increase or decrease the fund's returns from its foreign portfolio holdings. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include restrictions on removal of currency and other assets, exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency and other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. markets or securities may be, or become, less liquid. Non-U.S. stock exchanges, trading systems, brokers, and companies generally are subject to less government supervision, regulation, disclosure, and financial reporting requirements than in the U.S. Emerging market countries have additional, heightened risks including a greater likelihood of currency devaluations, less liquidity and greater volatility.

DIVERSIFICATION The fund is non-diversified under the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number or issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

LIQUIDITY The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities have the risk that the securities cannot be readily sold, can only be resold at a price significantly lower than their value, or are difficult to value accurately.

PORTFOLIO TURNOVER Because of the fund's emphasis on technology stocks, the fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the fund, including portfolio transaction costs.

SEE "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of a bull and a bear]
 PAST PERFORMANCE

Because the fund is new, it has no performance history.

[insert graphic of percentage sign]
FEES AND EXPENSES

Franklin Technology Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                             CLASS 2
Maximum sales charge (load) imposed on purchases              None
Maximum deferred sales charge (load)                          0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)2                         0.00%
                                                             CLASS 2
------------------------------------------------------------------------------
Management fees                                               0.55%
Distribution and service (12b-1) fees                         0.25%
Other expenses                                                0.38%
                                                              -----
Total annual fund operating expenses                          1.18%

1. This fee is only for market timers (see page [#]).
2.The administrator and manager have agreed in advance to waive or limit their respective fees and assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 1.30% of the fund's class 2 net assets during the current fiscal year. The administrator and manager is contractually obligated to continue this arrangement through December 2001. After December 2001, the administrator and manager may end the arrangement at any time.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR                                      3 YEARS

Class 2  $120                                        $375

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

The team responsible for the fund's management is:

MANAGEMENT TEAM

IAN LINK, CFA
Vice President, Advisers
Mr. Link has been a manager of the fund since its inception, and has been with the Franklin Templeton group since 1989.

CANYON CHAN, CFA
VICE PRESIDENT, ADVISERS
Mr. Chan has been a manager of the fund since its inception, and has been with the Franklin Templeton group since 1991.

CONRAD HERRMANN, CFA
Senior Vice President, Advisers
Mr. Herrmann has been a manager of the fund since its inception, and has been with the Franklin Templeton group since 1989.

The fund pays the manager a fee for managing its assets, and making its investment decisions. The fee is equal to an annual rate of:

o 0.550% of the value of net assets up to and including $500 million;
o 0.450% of the value of net assets over $500 million, up to and including $1 billion;
o 0.400% of the value of net assets over $1 billion, up to and including $1.5 billion;
o 0.350% of the value of net assets over $1.5 billion, up to and including $6.5 billion;
o 0.325% of the value of net assets over $6.5 billion, up to and including $11.5 billion;
o 0.300% of the value of net assets over $11.5 billion, up to and including $16.5 billion;
o 0.290% of the value of net assets over $16.5 billion, up to and including $19 billion;
o 0.280% of the value of net assets over $19 billion, up to and including $21.5 billion; and
o 0.270% of the value of net assets over $21.5 billion.

[Insert graphic of starburst]
 IMPORTANT RECENT DEVELOPMENTS

YEAR 2000 At this date, it appears neither the fund's operations nor those of the companies in which it invests were adversely affected by Year 2000 computer-related problems. However, Year 2000 problems could still emerge. If a company in which the fund is invested develops problems related to Year 2000, the price of its securities may be adversely affected, and this may have an adverse effect on the fund's performance. Year 2000 has been one of the many factors the managers consider when making investment decisions. The managers reviewed public filings and other statements made by companies about their Year 2000 readiness, but could not audit each company to verify its readiness. Although the risk of the Year 2000 problem should decrease over time, especially after the leap day of February 29, 2000, the possibility remains that the funds and the companies in which they are invested may be adversely affected by Year 2000 problems until all of their various data processing activities for the year have been completed.

EURO On January 1, 1999, the European Monetary Union introduced a single new currency, the euro, which will replace the national currency for participating member countries. Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the fund will be automatically reinvested in additional shares of the fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the fund. For more information, please consult the accompanying contract prospectus.

[insert graphic of a pyramid]
OVERVIEW

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-NINE (29) SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND GENERALLY HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE GENERALLY ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION.

MANAGEMENT

The fund's investment managers and their affiliates manage over $224 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

FUND ACCOUNT INFORMATION

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows going in different directions] EXCHANGING SHARES
                                                             -----------------

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES
                                  ---------------------

CALCULATING SHARE PRICE The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the value, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months from their insurance company.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges made as a result of market timing decisions. The fund will determine whether a separate account purchase or sale order is the result of market timing activity.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserve certain rights, including:

o The fund may refuse any order to buy shares.
o At any time, the fund may establish or change investment minimums.

o The fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.
o You may only buy shares of the fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

SHARE CLASSES The fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described below.

DISTRIBUTION AND SERVICE (12B-1) FEES Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.25% per year to those who sell and distribute class 2 shares and provide services to shareholders and contract owners. Because these fees are paid out of class 2's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.

[Insert graphic of question mark]QUESTIONS

More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information. If you have any questions about the funds, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863.
For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/342-3863

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5583

Prospectus

FRANKLIN S&P 500 INDEX FUND - CLASS 1

Franklin Templeton Variable Insurance Products Trust

MAY 1, 2000



























[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]   Goal and Strategies

[insert page #]   Main Risks

[insert page #]   Past Performance

[insert page #]   Fees and Expenses

[insert page #]   Management

[insert page #]   Important Recent Developments

[insert page #]   Distributions and Taxes

[insert page #]   Overview

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #]   Buying Shares

[insert page #]   Selling Shares

[insert page #]   Exchanging Shares

[insert page #]   Fund Account Policies

[insert page #]   Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

BACK COVER

THE FUND

[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES

GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (the number of common stock shares outstanding multiplied by the stock's current price). Standard & Poor's determines the composition of the S&P 500 Index and may change the composition from time to time.

[Begin callout]
This index fund invests to match the performance of the S&P 500 Composite Stock Price Index.
[End callout]

The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions as the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Stocks represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets.

When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, particularly during the early stages of the fund's growth, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing in securities in the S&P 500 Index. In such a circumstance, all or substantially all of the fund's assets may be invested in derivative securities, with the remainder of assets in short-term debt securities. Such short-term debt securities may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager also does not attempt to manage market volatility or use of defensive strategies to reduce the effects of market downturns on the fund's performance. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.


[Insert graphic of chart with line going up and down]

MAIN RISKS

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

[Begin callout]
BECAUSE THE STOCKS THE FUND HOLDS FLUCTUATE IN PRICE WITH MARKET CONDITIONS, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN. THIS MEANS YOU COULD LOSE MONEY OVER SHORT OR EVEN EXTENDED PERIODS.
[End callout]

INDEX TRACKING The fund's ability to track its targeted index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of that index. In addition, the fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the fund owns underperform those in that index, the fund's performance will be lower than that index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" targeted index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict market movements. The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect a debt security's value and, thus, impact the value of fund shares.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities prices can gain value. In general, securities with longer maturities are more sensitive to these price changes.

See "Important Recent Developments" in this prospectus for a discussion of Year 2000 and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of a bull and a bear]
 PAST PERFORMANCE

Because the fund is new, it has no performance history.

[insert graphic of percentage sign]
FEES AND EXPENSES

Franklin S&P 500 Index Fund - Class 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                         CLASS 1
--------------------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering price

         Load imposed on purchases                                        0.00%
         Maximum deferred sales charge (load)                             0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                                         CLASS 1
--------------------------------------------------------------------------------
Management Fees                                                           0.15%
Other Expenses                                                            0.83%
                                                                          -----
Total annual fund operating expenses                                      0.98%
Fee waiver/expense reductions                                            (0.43%)
                                                                          -----
Net Expenses                                                              0.55%

1The manager has agreed in advance to assume certain fund expenses, and the manager and the administrator have agreed in advance to waive or limit their fees, as necessary so that Total Fund Operating Expenses do not exceed 0.55% for class 1. The manager and the administrator are contractually obligated to continue this arrangement through [2000].

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are BEFORE WAIVER as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR           3 YEARS
                           ----------------------------
Class 1                         $100              $312

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, State Street Global Advisors (SSgA), Two International Place, Boston, Massachusetts 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

THE FUND'S LEAD PORTFOLIO MANAGER IS:

MARK BOYADJIAN

PORTFOLIO MANAGER OF ADVISERS

Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Philosophy from University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a portfolio manager at Scudder, Stevens & Clark.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of 0.15% of the fund's net assets. The manager and administrator have agreed in advance to waive or limit their fees and assume certain other fund expenses as necessary so that Total Fund Operating Expenses do not exceed 0.55% for class 1. The manager and administrator are contractually obligated to continue this arrangement through the year [2000].

"Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed fOr use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Please see the Statement of Additional Information for more information.

[Insert graphic of starburst]
 IMPORTANT RECENT DEVELOPMENTS

YEAR 2000 At this date, it appears neither the fund's operations nor those of the companies in which it invests were adversely affected by Year 2000 computer-related problems. However, Year 2000 problems could still emerge. If a company in which the fund is invested develops problems related to Year 2000, the price of its securities may be adversely affected, and this may have an adverse effect on the fund's performance.

Year 2000 has been one of the many factors the managers consider when making investment decisions. The managers reviewed public filings and other statements made by companies about their Year 2000 readiness, but could not audit each company to verify its readiness. Although the risk of the Year 2000 problem should decrease over time, the possibility remains that the funds and the companies in which they are invested may be adversely affected by Year 2000 problems until all of their various data processing activities for the year have been completed.

EURO On January 1, 1999, the European Monetary Union introduced a single new currency, the euro, which will replace the national currency for participating member countries.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the fund will be automatically reinvested in additional shares of the fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the fund. For more information, please consult the accompanying contract prospectus.

[insert graphic of a pyramid]
OVERVIEW

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-NINE (29) SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND GENERALLY HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE GENERALLY ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o    There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION.

Management

The fund's investment managers and their affiliates manage over $224 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

FUND ACCOUNT INFORMATION

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

Shares of the fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows going in different directions] EXCHANGING SHARES
                                                             -----------------

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES
                                  ---------------------

Calculating share price The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the value, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

Statements and reports Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call 1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

Market timers The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

Additional policies Please note that the fund maintains additional policies and reserve certain rights, including:

o  The fund may refuse any order to buy shares.
o  At any time, the fund may establish or change investment minimums.
o The fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders
o You may only buy shares of the fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

Share Classes The fund has three classes of shares, class 1, class 2 and class
3. Each class is identical except that class 2 and class 3 have a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 and class 3 shares.

[Insert graphic of question mark]QUESTIONS

More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information. If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The funds of the Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also available as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/774-5001

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5583

Prospectus

FRANKLIN S&P 500 INDEX FUND - CLASS 2

Franklin Templeton Variable Insurance Products Trust

MAY 1, 2000























[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]   Goal and Strategies

[insert page #]   Main Risks

[insert page #]   Past Performance

[insert page #]   Fees and Expenses

[insert page #]   Management

[insert page #]   Important Recent Developments

[insert page #]   Distributions and Taxes

[insert page #]   Overview

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #]   Buying Shares

[insert page #]   Selling Shares

[insert page #]   Exchanging Shares

[insert page #]   Fund Account Policies

[insert page #]   Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

BACK COVER

THE FUND

[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES

GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (the number of common stock shares outstanding multiplied by the stock's current price). Standard & Poor's determines the composition of the S&P 500 Index and may change the composition from time to time.


[Begin callout]
This index fund invests to match the performance of the S&P 500 Composite Stock Price Index.
[End callout]

The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions as the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Stocks represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets.

When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, particularly during the early stages of the fund's growth, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing in securities in the S&P 500 Index. In such a circumstance, all or substantially all of the fund's assets may be invested in derivative securities, with the remainder of assets in short-term debt securities. Such short-term debt securities may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION

The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager also does not attempt to manage market volatility or use of defensive strategies to reduce the effects of market downturns on the fund's performance. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.


[Insert graphic of chart with line going up and down]

MAIN RISKS

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

[Begin callout]
BECAUSE THE STOCKS THE FUND HOLDS FLUCTUATE IN PRICE WITH MARKET CONDITIONS, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN. THIS MEANS YOU COULD LOSE MONEY OVER SHORT OR EVEN EXTENDED PERIODS.
[End callout]

INDEX TRACKING The fund's ability to track its targeted index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of that index. In addition, the fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the fund owns underperform those in that index, the fund's performance will be lower than that index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" targeted index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict market movements. The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect a debt security's value and, thus, impact the value of fund shares.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities prices can gain value. In general, securities with longer maturities are more sensitive to these price changes.

See "Important Recent Developments" in this prospectus for a discussion of Year 2000 and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of a bull and a bear]
 PAST PERFORMANCE

Because the fund is new, it has no performance history.

[insert graphic of percentage sign]
FEES AND EXPENSES

Franklin S&P 500 Index Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                         CLASS 2
--------------------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering price

         Load imposed on purchases                                        0.00%
         Maximum deferred sales charge (load)                             0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                                         CLASS 2
--------------------------------------------------------------------------------
Management Fees                                                           0.15%
Distribution and Service (12b-1) fees                                     0.25%
Other Expenses                                                            0.83%
                                                                          -----
Total annual fund operating expenses                                      1.23%
Fee waiver/expense reductions                                            (0.43%)
                                                                         ------
Net Expenses                                                              0.80%


1The manager has agreed in advance to assume certain fund expenses, and the manager and the administrator have agreed in advance to waive or limit their fees, as necessary so that Total Fund Operating Expenses do not exceed 0.80% for class 2. The manager and the administrator are contractually obligated to continue this arrangement through [2000].

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are BEFORE WAIVER as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR           3 YEARS
                           ----------------------------
Class 1                         $125             $390

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, State Street Global Advisors (SSgA), Two International Place, Boston, Massachusetts 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

THE FUND'S LEAD PORTFOLIO MANAGER IS:

MARK BOYADJIAN

PORTFOLIO MANAGER OF ADVISERS

Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Philosophy from University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a portfolio manager at Scudder, Stevens & Clark.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of 0.15% of the fund's net assets. The manager and administrator have agreed in advance to waive or limit their fees and assume certain other fund expenses as necessary so that Total Fund Operating Expenses do not exceed 0.55% for class 1. The manager and administrator are contractually obligated to continue this arrangement through the year [2000] .

"Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Please see the Statement of Additional Information for more information.

[Insert graphic of starburst]
 IMPORTANT RECENT DEVELOPMENTS

YEAR 2000 At this date, it appears neither the fund's operations nor those of the companies in which it invests were adversely affected by Year 2000 computer-related problems. However, Year 2000 problems could still emerge. If a company in which the fund is invested develops problems related to Year 2000, the price of its securities may be adversely affected, and this may have an adverse effect on the fund's performance.

Year 2000 has been one of the many factors the managers consider when making investment decisions. The managers reviewed public filings and other statements made by companies about their Year 2000 readiness, but could not audit each company to verify its readiness. Although the risk of the Year 2000 problem should decrease over time, the possibility remains that the fund and the companies in which they are invested may be adversely affected by Year 2000 problems until all of their various data processing activities for the year have been completed.

EURO On January 1, 1999, the European Monetary Union introduced a single new currency, the euro, which will replace the national currency for participating member countries.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the fund will be automatically reinvested in additional shares of the fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the fund. For more information, please consult the accompanying contract prospectus.

[insert graphic of a pyramid]
OVERVIEW

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-NINE (29) SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND GENERALLY HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE GENERALLY ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o    There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION.

Management

The fund's investment managers and their affiliates manage over $224 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

FUND ACCOUNT INFORMATION

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

Shares of the fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows going in different directions] EXCHANGING SHARES
                                                             -----------------

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES
                                  ---------------------

Calculating share price The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the value, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

Statements and reports Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call 1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

Market timers The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

Additional policies Please note that the fund maintains additional policies and reserve certain rights, including:

o   The fund may refuse any order to buy shares.
o   At any time, the fund may establish or change investment minimums.
o The fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.
o You may only buy shares of the fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

Share Classes The fund has three classes of shares, class 1, class 2 and class
3. Each class is identical except that class 2 and class 3 have a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 and class 3 shares.

Distribution and service (12b-1) fees Class 2 of the fund has a distribution plan, sometimes known as a rule 12b-1 plan, that allows class 2 to pay distribution fees of up to 0.25% per year to those who sell and distribute class 2 shares and provide services to shareholders and contract owners. Because these fees are paid out of class 2's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


[Insert graphic of question mark]QUESTIONS

More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information. If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The funds of the Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also available as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/774-5001

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5583

PROSPECTUS
FRANKLIN S&P 500
INDEX FUND-CLASS 3
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

INVESTMENT STRATEGY        GROWTH

MAY 1, 2000














[Insert Franklin Templeton Logo]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

THE FUND

[insert page #]   Goal and Strategies

[insert page #]   Main Risks

[insert page #]   Past Performance

[insert page #]   Fees and Expenses

[insert page #]   Management

 [insert page #] Overview of the Trust

Additional Information

 [insert page #] Important Recent Developments

[insert page #] Distributions and Taxes

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Buying Shares

[insert page #] Selling Shares

[insert page #] Exchanging Shares

[insert page #] Fund Account Policies

[insert page #] Questions

For More Information

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

Back Cover

THE FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
                                        -------------------


GOAL The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (the number of common stock shares outstanding multiplied by the stock's current price). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

[Begin callout]
This index fund invests to match the performance of the S&P 500 Composite Stock Price Index.
[End callout]

The fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions as the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the fund may invest 5% of its total assets in that company. This is called the "replication" method. Over time, the fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. The fund may also invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Stocks represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets.

When the manager determines that it would be cost-effective or otherwise beneficial for the fund to do so, the fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing in securities in the S&P 500 Index. In such a circumstance, all or substantially all of the fund's assets may be invested in derivative securities, with the remainder of assets in short-term debt securities. Such short-term debt securities may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The fund may also invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and manages cash flows into and out of the fund.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

The fund's main risks can affect the value of the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Large-capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INDEX TRACKING The fund's ability to track its targeted index may be affected by transaction costs and fund expenses, cash flows, and changes in the composition of that index. In addition, the fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the fund owns underperforms those in that index, the fund's performance will be lower than that index. Unlike an unmanaged index, the fund pays operating expenses that may prevent the fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" targeted index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the fund enters into these transactions, their success will depend on the manager's ability to predict market movements. The fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the fund cannot close out a position because the trading markets become illiquid.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect a debt security's value and, thus, impact the value of fund shares.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities prices can gain value. In general, securities with longer maturities are more sensitive to these price changes.

See "Important Recent Developments" in this prospectus for a discussion of Year 2000 and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of bull and bear] PAST PERFORMANCE
                                  ----------------

Because the fund is new, it has no performance history.

[insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY PLAN ADMINISTRATION FEES AND EXPENSES IMPOSED ON RETIREMENT PLANS FOR WHICH THE FUND'S CLASS 3 SHARES ARE AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the plan sponsor or the terms of their retirement plan for more information.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                              CLASS 3
---------------------------------------------------------------------
Maximum sales charge (load) as a percentage of offering price


         Load imposed on purchases                                     0.00%

         Maximum deferred sales charge (load)                          0.00%(1)



ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(2)
                                                              CLASS 3
---------------------------------------------------------------------
Management Fees                                                        0.15%

Distribution and Service (12b-1) fees                                  0.25%

Other Expenses                                                         3.76%
                                                                       -----

Total annual fund operating expenses                                   4.16%

Fee waiver/expense reductions                                         (3.36%)
                                                                       -----

Net Expenses                                                           0.80%


1. Shares acquired through an exchange from another Franklin Templeton fund may be subject to a contingent deferred sales charge in certain circumstances. Please see page _.
2. The manager has agreed in advance to assume certain fund expenses, and the manager and the administrator have agreed in advance to waive or limit their fees, as necessary so that Total Fund Operating Expenses do not exceed 0.80% for class 3. The manager and the administrator are contractually obligated to continue this arrangement through [2000 .


EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are BEFORE WAIVER as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR           3 YEARS
------------------------------------------------------------
Class 3                             $418             $1,264

[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, State Street Global Advisors (SSgA), Two International Place, Boston, Massachusetts 02110, is the fund's sub-advisor. SSgA is a division of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

The fund's lead portfolio manager is:

MARK BOYADJIAN

PORTFOLIO MANAGER OF ADVISERS

Mr. Boyadjian is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Philosophy from University of California at Berkeley. Prior to joining the Franklin Templeton Group in 1998, Mr. Boyadjian was a portfolio manager at Scudder, Stevens & Clark.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of 0.15% of the fund's net assets. The manager has agreed in advance to assume certain fund expenses, and the manager and administrator have agreed in advance to waive or limit their fees, as necessary so that Total Fund Operating Expenses do not exceed 0.80% for class 3. The manager and administrator are contractually obligated to continue this arrangement through [2000].

"Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Please see the Statement of Additional Information for more information.

Franklin Templeton Variable Insurance Products Trust

[Insert graphic of pyramid] OVERVIEW OF THE TRUST
                            ---------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-NINE (29) SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND GENERALLY HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE GENERALLY ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.


INVESTMENT CONSIDERATIONS

o The fund has its own investment strategies and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate the fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine if the fund is right for you.

RISKS

o   There can be no assurance that the fund will achieve its investment goal.

o Because you could lose money by investing in the fund, take the time to read this prospectus and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT THE FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION
(SAI).

MANAGEMENT

The fund's investment managers and their affiliates manage over $224 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

Additional Information

[insert graphic of a starburst] IMPORTANT RECENT DEVELOPMENTS
                                -----------------------------

YEAR 2000 PROBLEM At this date, it appears neither the fund's operations nor those of the companies in which it invests were adversely affected by Year 2000 computer-related problems. However, Year 2000 problems could still emerge. If a company in which the fund is invested develops problems related to Year 2000, the price of its securities may be adversely affected, and this may have an adverse effect on the fund's performance.

Year 2000 has been one of the many factors the managers consider when making investment decisions. The managers reviewed public filings and other statements made by companies about their Year 2000 readiness, but could not audit each company to verify its readiness. Although the risk of the Year 2000 problem should decrease over time, the possibility remains that the fund and the companies in which they are invested may be adversely affected by Year 2000 problems until all of their various data processing activities for the year have been completed.

EURO On January 1, 1999, the European Monetary Union introduced a single new currency, the euro, which will replace the national currency for participating member countries.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES
                                                     -----------------------

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

TAX CONSIDERATIONS Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or profit sharing plan, are generally tax-deferred. This means that you are not required to report fund distributions on your income tax return when paid, but rather, when your plan makes payments to you.

FUND ACCOUNT INFORMATION

[Insert graphic of paper with lines and someone writing]  BUYING SHARES

Class 3 shares of the fund are sold at NAV to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans that have executed a special agreement with the fund or its agents to serve as an investment option for plan participants. Class 1 and class 2 shares of the fund are sold at NAV to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors the different share classes to be sure there are no material conflicts of interest between the two different types of contract owners and/or plan participants. If there were, the Board would take corrective action.

Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

Investors should consult their retirement plan documents for more information about selecting the fund as an investment option.

[Insert graphic of certificate]  SELLING SHARES

Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form. A Contingent Deferred Sales Charge (CDSC) may apply to shares of the fund acquired through an exchange of shares from another Franklin Templeton fund if the retirement plan is transferred out of the Franklin Templeton funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton funds. The CDSC is 1% of the current value of the shares being sold or the NAV at the time of the purchase of the shares you exchanged for the fund's shares, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Insert graphic of two arrows]  EXCHANGING SHARES

You may exchange shares of the fund for shares of other Franklin Templeton funds offered as an investment option in your defined contribution plan, subject to the terms, and any specific limitations on the exchange (or "transfer") privilege, described in your plan and in the prospectus of that fund.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of exchanges that may be made (please see "Market Timers," below).

[Insert graphic of paper and pen]  FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

REPORTS Investors will receive confirmations and account statements that show account activity. Investors will also receive the fund's financial reports every six months.

If there is a dealer or other investment representative of record on the account, he or she may also receive confirmations, account statements and other information about the account directly from the fund.

MARKET TIMERS The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserve certain rights, including:

o   The fund may refuse any order to buy shares.
o   At any time, the fund may establish or change investment minimums.
o The fund may modify or discontinue the exchange privilege on 60 days' notice.
o Investors may only buy shares if the fund is eligible for sale in their state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency.

SHARE CLASSES The fund has three classes of shares, class 1, class 2 and class 3, which differ only with respect to certain class-specific expenses. Class 2 and class 3 each have a distribution plan or "rule 12b-1 Plan" which is described in the prospectuses offering class 2 and class 3 shares. In addition, class 3 bears its own registration expenses under state and federal securities laws and transfer agency (shareholder account maintenance) expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES Class 3 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.25% per year to those who sell and distribute class 3 shares and provide services to shareholders and plan participants. Because these fees are paid out of class 3's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for its distribution expenses.

[Insert graphic of question mark] QUESTIONS

More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information (SAI). If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA, 94403-7777 or call 1-800/1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The funds of the Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also available as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/774-5001

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file 811-5479                                 050 P 10/99

Prospectus

FRANKLIN STRATEGIC INCOME SECURITIES FUND - CLASS 1

Franklin Templeton Variable Insurance Products Trust

MAY 1, 2000



























[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]   Goal and Strategies

[insert page #]   Main Risks

[insert page #]   Past Performance

[insert page #]   Fees and Expenses

[insert page #]   Management

[insert page #]   Important Recent Developments

[insert page #]   Distributions and Taxes

[insert page #]   Overview

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #]   Buying Shares

[insert page #]   Selling Shares

[insert page #]   Exchanging Shares

[insert page #]   Fund Account Policies

[insert page #]   Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

BACK COVER

THE FUND

[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES

GOAL The fund's principal goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation. The fund is non-diversified.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in U.S. and non-U.S. debt securities. The fund uses an active allocation strategy to seek its goals, and there are no set percentage limitations on particular sectors. Rather, the fund actively and flexibly shifts its investments among various sectors, including:

o   High Yield Corporate Bonds

o   Emerging Market Bonds

o   International Bonds

o Convertible Securities, including preferred stocks and bonds convertible into common stocks

o   Mortgage Securities and other Asset-Backed Securities

o   U.S. Government Bonds

o   Preferred Stock (non-convertible)

[Begin callout]
Through active allocation, the fund invests primarily in U.S. and non-U.S. bonds, including high yield, lower-rated bonds.
[End callout]

Such debt securities also include U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. In addition to U.S. Treasury notes and bonds, the fund invests in mortgage-backed securities such as Government National Mortgage Association ("Ginnie Maes"), Federal National Mortgage Association, or Federal Home Loan Mortgage Corporation obligations and other asset-backed securities such as Small Business Administration obligations ("Sallie Maes"). Unlike Treasury securities, Ginnie Maes and Sallie Maes, the timely payment of principal and interest on securities issued or guaranteed by FNMA, FHLMC and certain other entities are not backed by the full faith and credit of the U.S. Government. In addition to U.S. Government mortgage-backed securities, the fund may invest in mortgage-backed securities issued by private entities, which are supported by the credit of the issuer.

The fund may invest up to 100% of its assets in high yield, lower quality and defaulted debt securities ("junk bonds"). These securities are either rated below investment grade (below the top four long-term rating categories) by independent rating agencies such as Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's), or are comparable unrated securities. Nevertheless, the fund generally invests in non-investment grade debt securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

In addition to its principal investments, the fund may also invest in equity securities, largely common stock, or may receive other equities as a result of a corporate restructuring. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets.

PORTFOLIO SELECTION The manager allocates its investments among the various market sectors based on its assessment of changing economic, market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends, market sectors, and industries to take advantage of varying sector reactions to economic events. For example, the manager evaluates business cycles, yield curves, countries' changing market, economic, and political conditions, the relative interest rates among currencies, and values between and within markets.

This "top-down" approach is combined with a "bottom-up" fundamental analysis of individual securities, including factors such as a security's relative value based on anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects; the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; and the company's changing financial condition and market recognition of the change. In selecting debt securities, the manager conducts its own analysis of the security's intrinsic value rather than simply relying on the coupon rate or rating.

The manager intends to manage the fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts (Hedging Instruments).


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.


[Insert graphic of chart with line going up and down]

MAIN RISKS

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Stripped securities, such as U.S. Treasury STRIPS, are extremely sensitive to changes in interest rates (and prepayments), and their price will fluctuate more than the prices of other interest-paying bonds or notes.

A sub-category of interest rate risk is REINVESTMENT RISK, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund. With respect to the fund's mortgage-backed securities, if rates fall, mortgage holders will refinance their mortgage loans at lower interest rates, which will reduce the fund's interest and yield.

[Begin callout]
Changes in global interest rates affect the prices of the fund's debt securities. If rates rise the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
[End callout]

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, even securities supported by credit enhancements have the credit risk of the entity providing credit support.

LOWER-RATED SECURITIES Securities rated below investment grade, sometimes called "junk bonds," generally have more risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. If an issuer is not paying or stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the investment is worth fewer dollars. Currency markets are generally not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

MORTGAGE SECURITIES AND ASSET-BACKED SECURITIES Ginnie Maes, and other mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, principal prepayments generally increase. The fund may be forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.

DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS Derivative investments, such as forward currency exchange contracts, are financial instruments whose performance depends, at least in part, on the performance of an underlying asset such as stock prices or currency exchange rates, and are used to help manage interest rate and currency risks, increase liquidity, or invest in a particular stock or bond in a more efficient way. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or inability to close out a position because the trading market becomes illiquid.


DIVERSIFICATION The fund is non-diversified under the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

PORTFOLIO TURNOVER The manager's rebalancing of the portfolio to keep interest rate risk and market and country allocations at desired levels, as well as bond maturities, may cause the fund's portfolio turnover rate to be high. High turnover generally increases the fund's transaction costs. Moreover, in shifting assets strategically from one sector to another, there is no guarantee that the manager will consistently select the "right" sectors.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

SEE "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of a bull and a bear]
 PAST PERFORMANCE

Because the fund is new, it has no performance history.

[insert graphic of percentage sign]
FEES AND EXPENSES

Franklin Strategic Income Investments Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                              CLASS 1
[to be inserted]

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                              CLASS 1
---------------------------------------------------------------------
[to be inserted]

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
               ------------------------------------------------------
[to be inserted]


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (TICI), 500 East Broward Blvd., Ft. Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor. A team from Global Bond Fund Managers provides Advisers with investment management advice and assistance.

MANAGEMENT TEAM The team responsible for the fund's management is:

ERIC G. TAKAHA, CFA
VICE PRESIDENT, ADVISERS
Mr. Takaha has been a manager of the fund since its inception in 1999, and has been with the Franklin Templeton Group since 1989.

CHRIS MOLUMPHY, CFA
SENIOR VICE PRESIDENT, ADVISERS
Mr. Molumphy has been a manager of the fund since its inception in 1999, and has been with the Franklin Templeton Group since 1988.

o The fund pays the manager a fee for managing its assets, and making its investment decisions. The fee is an amount equal to an annual rate of: 0.425% of the value of net assets up to and including $500 million; 0.325% of the value of net assets over $500 million up to and including $1 billion; 0.280% of the value of net assets over $1 billion up to and including $1.5 billion; 0.235% of the value of net assets over $1.5 billion up to and including $6.5 billion; 0.215% of the value of net assets over $6.5 billion up to and including $11.5 billion; 0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion; 0.190% of the value of net assets over $16.5 billion up to and including $19 billion; 0.180% of the value of net assets over $19 billion up to and including $21.5 billion; 0.170% of the value of net assets over $21.5 billion. The manager agreed in advance to limit management fees and make certain payments to reduce fund expenses as necessary so that Total Fund Operating Expenses will not exceed 0.75% of the fund's class 1 net assets in 2000.
The manager is contractually obligated to continue this arrangement through [2000.]

[Insert graphic of starburst]
 IMPORTANT RECENT DEVELOPMENTS

YEAR 2000 At this date, it appears neither the fund's operations nor those of the companies in which it invests were adversely affected by Year 2000 computer-related problems. However, Year 2000 problems could still emerge. If a company in which the fund is invested develops problems related to Year 2000, the price of its securities may be adversely affected, and this may have an adverse effect on the fund's performance.

Year 2000 has been one of the many factors the managers consider when making investment decisions. The managers reviewed public filings and other statements made by companies about their Year 2000 readiness, but could not audit each company to verify its readiness. Although the risk of the Year 2000 problem should decrease over time, especially after the leap day of February 29, 2000, the possibility remains that the fund and the companies in which it is invested may be adversely affected by Year 2000 problems until all of their various data processing activities for the year have been completed.

EURO On January 1, 1999, the European Monetary Union introduced a single new currency, the euro, which will replace the national currency for participating member countries.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the fund will be automatically reinvested in additional shares of the fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the fund. For more information, please consult the accompanying contract prospectus.

[insert graphic of a pyramid]
OVERVIEW

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-NINE (29) SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND GENERALLY HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE GENERALLY ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o    There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT EACH FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION.

Management

The fund's investment managers and their affiliates manage over $224 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

FUND ACCOUNT INFORMATION

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows going in different directions] EXCHANGING SHARES
                                                             -----------------

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES
                                  ---------------------

CALCULATING SHARE PRICE The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the value, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call 1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserve certain rights, including:

o   The fund may refuse any order to buy shares.
o   At any time, the fund may establish or change investment minimums.
o The fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.
o You may only buy shares of the fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.
o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of a fund, in the case of an emergency.


SHARE CLASSES The fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 shares.

[Insert graphic of question mark]QUESTIONS

More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information. If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The funds of the Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also available as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/774-5001

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5583

Prospectus

FRANKLIN STRATEGIC INCOME SECURITIES FUND - CLASS 2

Franklin Templeton Variable Insurance Products Trust

MAY 1, 2000



























[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

[insert page #]   Goal and Strategies

[insert page #]   Main Risks

[insert page #]   Past Performance

[insert page #]   Fees and Expenses

[insert page #]   Management

[insert page #]   Important Recent Developments

[insert page #]   Distributions and Taxes

[insert page #]   Overview

FUND ACCOUNT INFORMATION

[Begin callout]
INFORMATION ABOUT FUND ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #]   Buying Shares

[insert page #]   Selling Shares

[insert page #]   Exchanging Shares

[insert page #]   Fund Account Policies

[insert page #]   Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

BACK COVER

THE FUND

[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES

GOAL The fund's principal goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation. The fund is non-diversified.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in U.S. and non-U.S. debt securities. The fund uses an active allocation strategy to seek its goals, and there are no set percentage limitations on particular sectors. Rather, the fund actively and flexibly shifts its investments among various sectors, including:

o   High Yield Corporate Bonds

o   Emerging Market Bonds

o   International Bonds

o Convertible Securities, including preferred stocks and bonds convertible into common stocks

o   Mortgage Securities and other Asset-Backed Securities

o   U.S. Government Bonds

o   Preferred Stock (non-convertible)

[Begin callout]
Through active allocation, the fund invests primarily in U.S. and non-U.S. bonds, including high yield, lower-rated bonds.
[End callout]

Such debt securities also include U.S. Government securities, which are securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. In addition to U.S. Treasury notes and bonds, the fund invests in mortgage-backed securities such as Government National Mortgage Association ("Ginnie Maes"), Federal National Mortgage Association, or Federal Home Loan Mortgage Corporation obligations and other asset-backed securities such as Small Business Administration obligations ("Sallie Maes"). Unlike Treasury securities, Ginnie Maes and Sallie Maes, the timely payment of principal and interest on securities issued or guaranteed by FNMA, FHLMC and certain other entities are not backed by the full faith and credit of the U.S. Government. In addition to U.S. Government mortgage-backed securities, the fund may invest in mortgage-backed securities issued by private entities, which are supported by the credit of the issuer.

The fund may invest up to 100% of its assets in high yield, lower quality and defaulted debt securities ("junk bonds"). These securities are either rated below investment grade (below the top four long-term rating categories) by independent rating agencies such as Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's), or are comparable unrated securities. Nevertheless, the fund generally invests in non-investment grade debt securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

In addition to its principal investments, the fund may also invest in equity securities, largely common stock, or may receive other equities as a result of a corporate restructuring. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets.

PORTFOLIO SELECTION The manager allocates its investments among the various market sectors based on its assessment of changing economic, market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends, market sectors, and industries to take advantage of varying sector reactions to economic events. For example, the manager evaluates business cycles, yield curves, countries' changing market, economic, and political conditions, the relative interest rates among currencies, and values between and within markets.

This "top-down" approach is combined with a "bottom-up" fundamental analysis of individual securities, including factors such as a security's relative value based on anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects; the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; and the company's changing financial condition and market recognition of the change. In selecting debt securities, the manager conducts its own analysis of the security's intrinsic value rather than simply relying on the coupon rate or rating.

The manager intends to manage the fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts (Hedging Instruments).


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.


[Insert graphic of chart with line going up and down]

MAIN RISKS

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes. Stripped securities, such as U.S. Treasury STRIPS, are extremely sensitive to changes in interest rates (and prepayments), and their price will fluctuate more than the prices of other interest-paying bonds or notes.

A sub-category of interest rate risk is REINVESTMENT RISK, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund. With respect to the fund's mortgage-backed securities, if rates fall, mortgage holders will refinance their mortgage loans at lower interest rates, which will reduce the fund's interest and yield.

[Begin callout]
Changes in global interest rates affect the prices of the fund's debt securities. If rates rise the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money.
[End callout]

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, even securities supported by credit enhancements have the credit risk of the entity providing credit support.

LOWER-RATED SECURITIES Securities rated below investment grade, sometimes called "junk bonds," generally have more risk than higher-rated securities. Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. If an issuer is not paying or stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the investment is worth fewer dollars. Currency markets are generally not as regulated as securities markets.

COUNTRY General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

MORTGAGE SECURITIES AND ASSET-BACKED SECURITIES Ginnie Maes, and other mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, principal prepayments generally increase. The fund may be forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.

DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS Derivative investments, such as forward currency exchange contracts, are financial instruments whose performance depends, at least in part, on the performance of an underlying asset such as stock prices or currency exchange rates, and are used to help manage interest rate and currency risks, increase liquidity, or invest in a particular stock or bond in a more efficient way. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or inability to close out a position because the trading market becomes illiquid.


DIVERSIFICATION The fund is non-diversified under the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The fund will, however, meet tax diversification requirements.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

PORTFOLIO TURNOVER The manager's rebalancing of the portfolio to keep interest rate risk and market and country allocations at desired levels, as well as bond maturities, may cause the fund's portfolio turnover rate to be high. High turnover generally increases the fund's transaction costs. Moreover, in shifting assets strategically from one sector to another, there is no guarantee that the manager will consistently select the "right" sectors.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

SEE "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the Statement of Additional Information.

[Insert graphic of a bull and a bear]
 PAST PERFORMANCE

Because the fund is new, it has no performance history.

[insert graphic of percentage sign]
FEES AND EXPENSES

Franklin Strategic Income Investments Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's estimated expenses for the current fiscal year. THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                              CLASS 2
[to be inserted]

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from fund assets)(1)
                                                              CLASS 2
---------------------------------------------------------------------
[to be inserted]



EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses are as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR      3 YEARS      5 YEARS     10 YEARS
              ------------------------------------------------------
[to be inserted]

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California, 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc. (TICI), 500 East Broward Blvd., Ft. Lauderdale, Florida 33394, through its Templeton Global Bond Managers division (Global Bond Managers), is the fund's sub-advisor. A team from Global Bond Fund Managers provides Advisers with investment management advice and assistance.

MANAGEMENT TEAM The team responsible for the fund's management is:

ERIC G. TAKAHA, CFA
VICE PRESIDENT, ADVISERS
Mr. Takaha has been a manager of the fund since its inception in 1999, and has been with the Franklin Templeton Group since 1989.

CHRIS MOLUMPHY, CFA
SENIOR VICE PRESIDENT, ADVISERS
Mr. Molumphy has been a manager of the fund since its inception in 1999, and has been with the Franklin Templeton Group since 1988.

The fund pays the manager a fee for managing its assets, and making its investment decisions. The fee is an amount equal to an annual rate of: 0.425% of the value of net assets up to and including $500 million; 0.325% of the value of net assets over $500 million up to and including $1 billion; 0.280% of the value of net assets over $1 billion up to and including $1.5 billion; 0.235% of the value of net assets over $1.5 billion up to and including $6.5 billion; 0.215% of the value of net assets over $6.5 billion up to and including $11.5 billion; 0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion; 0.190% of the value of net assets over $16.5 billion up to and including $19 billion; 0.180% of the value of net assets over $19 billion up to and including $21.5 billion; 0.170% of the value of net assets over $21.5 billion. The manager agreed in advance to limit management fees and make certain payments to reduce fund expenses as necessary so that Total Fund Operating Expenses will not exceed 0.75% of the fund's class 1 net assets in 1999. The manager is contractually obligated to continue this arrangement through [2000.]

[Insert graphic of starburst]
 IMPORTANT RECENT DEVELOPMENTS

YEAR 2000 At this date, it appears neither the fund's operations nor those of the companies in which it invests were adversely affected by Year 2000 computer-related problems. However, Year 2000 problems could still emerge. If a company in which the fund is invested develops problems related to Year 2000, the price of its securities may be adversely affected, and this may have an adverse effect on the fund's performance.

Year 2000 has been one of the many factors the managers consider when making investment decisions. The managers reviewed public filings and other statements made by companies about their Year 2000 readiness, but could not audit each company to verify its readiness. Although the risk of the Year 2000 problem should decrease over time, especially after the leap day of February 29, 2000, the possibility remains that the fund and the companies in which it is invested may be adversely affected by Year 2000 problems until all of their various data processing activities for the year have been completed.

EURO On January 1, 1999, the European Monetary Union introduced a single new currency, the euro, which will replace the national currency for participating member countries.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund will declare as dividends substantially all of its net investment income. The fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the fund will be automatically reinvested in additional shares of the fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the fund. For more information, please consult the accompanying contract prospectus.

[insert graphic of a pyramid]
OVERVIEW

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST), FORMERLY FRANKLIN VALUEMARK FUNDS, CURRENTLY CONSISTS OF TWENTY-NINE (29) SEPARATE FUNDS, OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. EACH FUND GENERALLY HAS TWO CLASSES OF SHARES, CLASS 1 AND CLASS 2. THE FUNDS ARE GENERALLY ONLY AVAILABLE AS INVESTMENT OPTIONS IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. THE ACCOMPANYING CONTRACT PROSPECTUS INDICATES WHICH FUNDS AND CLASSES ARE AVAILABLE TO YOU.


INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o You should evaluate each fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which funds are right for you.

RISKS

o   There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

MORE DETAILED INFORMATION ABOUT THE FUND, ITS INVESTMENT POLICIES, AND ITS PARTICULAR RISKS CAN BE FOUND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION.

MANAGEMENT

The fund's investment managers and their affiliates manage over $224 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

FUND ACCOUNT INFORMATION

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES
                     -------------

Shares of the fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The fund's Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The fund does not issue share certificates.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows going in different directions] EXCHANGING SHARES
                                                             -----------------

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES
                                  ---------------------

CALCULATING SHARE PRICE The fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the value, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the fund is open for business at the NAV next calculated after we receive the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call 1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

MARKET TIMERS The fund is not designed for market timers, large or frequent transfers. The fund may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter, or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserve certain rights, including:

o   The fund may refuse any order to buy shares.
o   At any time, the fund may establish or change investment minimums.
o The fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.
o For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of a fund, in the case of an emergency.


SHARE CLASSES The fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 shares.

DISTRIBUTION AND SERVICE (12B-1) FEES Class 2 of the fund has a distribution plan, sometimes known as a rule 12b-1 plan, that allows class 2 to pay distribution fees of up to 0.25% per year to those who sell and distribute class 2 shares and provide services to shareholders and contract owners. Because these fees are paid out of class 2's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


[Insert graphic of question mark]QUESTIONS

More detailed information about the Trust and the fund's account policies can be found in the fund's Statement of Additional Information. If you have any questions about the fund, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/774-5001. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

FOR MORE INFORMATION

The funds of the Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts, except Franklin S&P 500 Index Fund which is also available as an investment option to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans.

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the fund, its investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/774-5001

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5583

FRANKLIN TECHNOLOGY SECURITIES FUND - CLASS 1 & 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2000

[Insert Franklin Templeton Ben Head]

777 MARINERS ISLAND BLVD. P.O. BOX 7777 SAN MATEO, CA 94403-7777  1-800/342-3863

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectuses. The fund's prospectus, dated May 1, 2000 which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

For a free copy of a current prospectus call 1-800/342-3863.

CONTENTS                                                           PAGE

Goals and Strategies
Risks
Investment Restrictions
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Pricing Shares
The Underwriter
Performance
Financial Statements
Miscellaneous Information
Description of Ratings


MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;
o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

GOALS AND STRATEGIES

The fund's principal investment goal is capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. This goal is fundamental, which means it may not be changed without shareholder approval.

The fund will invest in securities of large, well-established companies, as well as small to medium size companies that the manager believes provide good emerging growth opportunities. The fund may invest up to 25% of its total assets in foreign securities, including Depositary Receipts and emerging markets, but currently intends to limit such investment to 15%. The fund will be non-diversified.

OTHER INVESTMENT POLICIES Below is more detailed information about some of the various types of securities the fund may buy and the fund's investment policies and restrictions.

EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

CONVERTIBLE SECURITIES The fund may invest in convertible securities without limit, principally in preferred stocks. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

When issued by an operating company, a convertible security tends to be senior to common stock, but sub-ordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security, but if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Mandatorily convertible securities (e.g., ACES, DECS, PRIDES, SAILS-each issuer has a different acronym for their version of these securities) are considered the most equity like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically 500 to 600 basis points higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance.

Enhanced convertible preferred securities (e.g., QUIPS, TOPrS, and TECONS) are, from an investor's viewpoint, essentially convertible preferred securities, i.e. they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The proceeds of the convertible preferred stock offering pass through to the company. The company then issues a convertible subordinated debenture to the special purpose vehicle. This convertible subordinated debenture has identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeables and standard convertible structures is that the issuing company is a different company to that of the underlying shares.

Yield enhanced stock (YES, also known as PERCS) mandatorily converts into common stock at maturity and offers investors a higher current dividend than the underlying common stock. The difference between these structures and other mandatories is that the participation in stock price appreciation is capped.

Zero-coupon and deep-discount convertible bonds (OID and LYONs) include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or any other security may involve additional risks. The fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the fund's ability to dispose of particular securities, when necessary, to meet the fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. The fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

DEBT SECURITIES represent a loan of money by the purchaser of the securities to the issuer. The fund will invest less than 5% of its net assets in debt securities. A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the fund's net asset value.

The fund may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk.

FOREIGN SECURITIES AND DEPOSITARY RECEIPTS Although the fund may invest up to 25% of total assets in foreign securities, it intends to limit its investments to 15% of total assets.

The fund may buy foreign securities traded in the U.S. or directly in foreign markets. The fund may buy American, European, and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, ADRs); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, GDRs or European Depositary Receipts, EDRs).

SMALL AND MID-CAP COMPANIES Market capitalization is defined as the total market value of a company's outstanding stock. Small cap companies generally have market capitalizations of up to $1.5 billion at the time of the fund's investment. Mid-cap companies generally have market capitalizations of $1 to $8 billion at the time of the fund's investment.

Small cap companies are often overlooked by investors or undervalued in relation to their earnings power. Because small cap companies generally are not as well known to the investing public and have less of an investor following than larger companies, they may provide greater opportunities for long-term capital growth as a result of inefficiencies in the marketplace. These companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earnings growth and be financially sound.

Mid-cap companies may offer greater potential for capital appreciation than larger companies, because mid-cap companies are often growing more rapidly than larger companies, but tend to be more stable and established than small cap or emerging companies.

REPURCHASE AGREEMENTS The fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase Under a repurchase agreement, the fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the fund's ability to sell the underlying securities. The fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the fund's obligation under the agreement, including accrued interest, in a segregated account with the fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under federal securities laws, the fund does not treat them as borrowings for purposes of its investment restrictions below, provided the segregated account is properly maintained.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund will loan its securities only to parties who meet creditworthiness standards approved by the fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

SECURITIES INDUSTRY RELATED INVESTMENTS The fund may invest its assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, a fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the Board. The fund does not believe that these limitations will impede the attainment of its investment goals.

WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS The fund may buy equity securities on a "when-issued" or "delayed delivery" basis. These transactions are arrangements whereby the fund buys securities with payment and delivery scheduled for a future time, generally within 15 to 60 days.

If the fund buys securities on a when-issued basis, it will do so for the purpose of acquiring securities consistent with its investment objective and polices and not for investment leverage.

The fund may sell securities purchased on a when-issued basis before the settlement date, however, if the manager believes it is advisable to do so.

When the fund is the buyer in one of these transactions, it relies on the seller to complete the transaction. If the seller fails to do so, the fund may miss an advantageous price or yield for the underlying security. When the fund is the buyer, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank until payment is made. The amount held in the account will equal the amount the fund must pay for the securities at delivery.

STANDBY COMMITMENT AGREEMENTS The fund may buy equity securities under a standby commitment agreement. If the fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the fund at the option of the issuer. The price of the security is set at the time of the agreement. The fund will receive a commitment fee typically equal to 0.5% of the purchase price of the security. The fund will receive this fee regardless of whether the security is actually issued.

The fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that Advisers believes is advantageous to the fund. The fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If the fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the fund's books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

OPTIONS, FUTURES, AND OPTIONS ON FUTURES A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

The fund may buy and sell options on securities and securities indices. The fund may only buy options if the premiums paid for such options total 5% or less of net assets.

The fund may buy and sell futures contracts for securities and currencies. The fund may also buy and sell securities index futures and options on securities index futures. The fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy. The fund will not enter into a futures contract if the amounts paid for open contracts, including required initial deposits, would exceed 5% of net assets.

OPTIONS. The fund may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. All options written by the fund will be covered. The fund may also buy or write put and call options on securities indices.

A call option written by the fund is covered if the fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
(b) greater than the exercise price of the call written if the difference is held in cash or high-grade debt securities in a segregated account with the fund's custodian bank.

A put option written by the fund is covered if the fund maintains cash or high-grade debt securities with a value equal to the exercise price of the written put in a segregated account with its custodian bank. A put is also covered if the fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the fund.

Effecting a closing transaction in the case of a written call option allows the fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other fund investments. If the fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the fund may elect to close the position or take delivery of the security at the exercise price. The fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

The fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

The fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the fund continues to receive interest or dividend income on the security. The fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the fund owns or has the right to acquire.

The fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the fund writes an option on a stock index, the fund will establish a segregated account with its custodian bank containing cash or high quality fixed-income securities in an amount at least equal to the market value of the underlying stock index. The fund will maintain the account while the option is open or will otherwise cover the transaction.

FINANCIAL FUTURES. The fund may enter into contracts for the purchase or sale of futures contracts based upon financial indices (financial futures). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of its securities or securities that they intend to buy and, to the extent consistent therewith, to accommodate cash flows. The fund will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one third of total assets would be represented by futures contracts or related options. In addition, the fund may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of total assets (taken at current value). To the extent the fund enters into a futures contract or related call option, it will maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission (SEC), assets in a segregated account to cover its obligations with respect to such contract which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

STOCK INDEX FUTURES. The fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of their equity securities that might otherwise result. When the fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The fund may buy and sell call and put options on stock index futures to hedge against risks of market price movements. The need to hedge against these risks will depend on the extent of diversification of the fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

FUTURES CONTRACTS - GENERAL. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the fund will incur brokerage fees when it buys or sells financial futures contracts.

FUTURE DEVELOPMENTS. The fund may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the fund or that are not currently available but which may be developed, to the extent such opportunities are consistent with the fund's investment goals and legally permissible for the fund.

ILLIQUID SECURITIES The fund's policy is not to invest more than 15% of its net assets in illiquid securities. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued it.

The fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if: (a) the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. The fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the fund has reason to believe that it could not resell the securities in a public trading market.

The fund's board of trustees has authorized the fund to invest in restricted securities. To the extent the manager determines there is a liquid institutional or other market for these securities, the fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The fund's board of trustees will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the fund's board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolios in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of assets in short-term debt instruments. The fund may also invest cash, including cash resulting from purchases and sales of fund shares, temporarily in short-term debt instruments. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent permitted by exemptions granted under the 1940 Act and the fund's other investment policies and restrictions, the fund may also invest in shares of one or more money market funds managed by Franklin Advisers, Inc. or its affiliates.

INVESTMENT RESTRICTIONS

The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii)

67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

1. borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission, or for temporary or emergency purposes and then in an amount not exceeding 33-1/3% of the value of the fund's total assets (including the amount borrowed);

2. act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares;

3. make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission;

4. purchase or sell real estate and commodities, except that the fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts; and

5. issue securities senior to the fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or
     (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. In this case, the fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

RISKS

NON-DIVERSIFICATION RISK Because the fund is not diversified, there is no restriction under the Investment Company Act of 1940 on the percentage of its assets that it may invest at any time in the securities of any issuer. Nevertheless, the fund's non-diversified status may expose it to greater risk or volatility than diversified funds with otherwise similar investment policies, since the fund may invest a larger portion of its assets in securities of a small number of issuers.

CONCENTRATION The fund will invest more than 25% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology. Investing in a fund that concentrates its investments in a specialized market sector involves increased risks.

TECHNOLOGY COMPANIES The securities of technology companies have historically been volatile in price due to the rapid pace of product change and development affecting such companies. Prices of the securities of such companies historically have been more volatile than other securities, especially over the short term, and can be subject to abrupt or erratic price movements. By focusing on technology companies the fund carries much greater risks of adverse developments among such companies than a fund that invests in a wider variety of companies.

SMALLER COMPANIES Historically, smaller company stocks have been more volatile in price than larger company stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the market for such stocks, and the greater sensitivity of smaller companies to changing economic conditions. Besides exhibiting greater volatility, smaller company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the net asset value of a fund that invests a substantial portion of its net assets in smaller company stocks may be more volatile than the shares of a fund that invests solely in larger company stocks.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the

U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

EMERGING MARKETS. Investments in companies domiciled in emerging countries may be subject to potentially higher risks, making these investments more volatile, than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the risk that the small size of the markets for such securities and the low or nonexistent volume of trading may result in a lack of liquidity and in greater price volatility; (iii) the existence of certain national policies which may restrict each fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some emerging countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in emerging countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, each fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain emerging countries. Finally, even though the currencies of some emerging countries, such as certain Eastern European countries may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a funds' shareholders.

Repatriation, that is, the return to an investor's homeland, of investment income, capital and proceeds of sales by foreign investors may require governmental registration or approval in some developing countries. Delays in or a refusal to grant any required governmental registration or approval for such repatriation could adversely affect the funds. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

LOWER-RATED SECURITIES Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the fund to obtain accurate market quotations for the purposes of valuing the fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities. The ability of the fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the fund were invested in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the fund may incur additional expenses to seek recovery.

DERIVATIVE SECURITIES The fund's transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the fund's portfolio. The fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause the fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom the fund has an open position.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on the fund's ability to effectively hedge its securities. Furthermore, if the fund is unable to close out a position and if prices move adversely, the fund will have to continue to make daily cash payments to maintain its required margin. If the fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The fund will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When the fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote it.

WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS The securities underlying these transactions are subject to market fluctuation prior to delivery and generally do not earn interest until their scheduled delivery date. There is the risk that the value or yield of the security at the time of delivery may be more or less than the price paid for the security or the yield available when the transaction was entered into.

STANDBY COMMITMENT AGREEMENTS There can be no assurance that the securities underlying a standby commitment agreement will be issued. If issued, the value of the security may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, the fund may bear the risk of a decline in value of the security and may not benefit if the security appreciates in value during the commitment period.

EURO RISK On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.

OFFICERS AND TRUSTEES

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (79)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (67)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 47 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Edward J. Bonach (46)
Allianz Life Insurance Company, 1750 Hennepin Avenue
Minneapolis, MN 55403-2195
TRUSTEE

Senior Vice President and Chief Financial Officer, Allianz Life Insurance Company of North America; President and Chief Executive Officer, Canadian American Financial Corporation; and Director, Preferred Life Insurance Company of New York and Life USA Holding, Inc.

Robert F. Carlson (72)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (67)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (66)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (43)
777 Mariners Island Blvd., San Mateo, CA 94404
PRESIDENT AND TRUSTEE

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; President, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 32 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (59)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (71)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

Chairman, Peregrine Venture Management Company (venture capital); Director, The California Center for Land Reclamation (redevelopment); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (71)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Martek Biosciences Corporation, MCI WorldCom, Inc. (information services), MedImmune, Inc. (biotechnology), Overstock.com (internet services), White Mountains Insurance Group, Ltd. (holding company) and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 47 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht & Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

*Harmon E. Burns (55)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (39)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Franklin Resources, Inc.; Senior Vice President, Chief Financial Officer and Director, Franklin/Templeton Investor Services, Inc.; Senior Vice

President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (51)
1840 Gateway Drive, San Mateo, CA 94404
SECRETARY

Partner, Stradley, Ronon, Stevens & Young, LLP; officer of 33 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Senior Vice President and General Counsel, Franklin Resources, Inc., Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc., Executive Vice President, Franklin Advisers, Inc., Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC, and Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc. (until January 2000).

Edward V. McVey (63)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $675 per month plus $550 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                              NUMBER OF
                                                              BOARDS IN
                                           TOTAL FEES         THE FRANKLIN
                                           RECEIVED FROM      TEMPLETON
                           TOTAL FEES      THE FRANKLIN         GROUP
                            RECEIVED        TEMPLETON         OF FUNDS
                            FROM THE        GROUP OF          ON WHICH
NAME                       TRUST(1)($)      FUNDS2 ($)         EACH SERVES(3)
-------------------------------------------------------------------------------

Frank H. Abbott                             156,060                27
Harris Ashton                               363,165                47
Robert F. Carlson                            89.690                 9
S. Joseph Fortunato                         363.238                49
Frank W.T. LaHaye                           138,700                27
Gordon Macklin                              363,165                47


1. For the fiscal year ended December 31, 1999.
2. For the calendar year ended December 31, 1999.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 53 registered investment companies, with approximately 155 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by the fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES

MANAGER AND SERVICES PROVIDED The fund's manager is Franklin Advisers, Inc. (Advisers), a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages.

The fund, its manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the fund or that are currently held by the fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the fund, its manager and principal underwriter will be governed by the code of ethics.

MANAGEMENT FEES The fund pays the manager a fee equal an annual rate of:

o 0.550% of the value of net assets up to $500 million;
o 0.450% of the value of net assets over $500 million, up to and including $1 billion;
o 0.400% of the value of net assets over $1 billion, up to and including $1.5 billion;
o 0.350% of the value of net assets over $1.5 billion, up to and including $6.5 billion;
o 0.325% of the value of net assets over $6.5 billion, up to and including $11.5 billion;
o 0.300% of the value of net assets over $11.5 billion, up to and including $16.5 billion;
o 0.290% of the value of net assets over $16.5 billion, up to and including $19 billion;
o 0.280% of the value of net assets over $19 billion, up to and including $21.5 billion; and
o 0.270% of the value of net assets over $21.5 billion.

The fee is computed according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

ADMINISTRATOR AND SERVICES PROVIDED The fund has an agreement with Franklin Templeton Services, Inc. (FT Services) to provide certain administrative services and facilities. Under this agreement, FT Services is responsible for preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services subcontracts with Templeton Funds Annuity Company (TFAC) to provide certain of these services. FT Services and TFAC are direct or indirect wholly owned subsidiaries of Resources and are affiliates of Advisers and the fund's principal underwriter.

ADMINISTRATION FEES The fund pays FT Services a monthly fee equal to an annual rate of 0.25% of the average daily net assets of the fund during the preceding month.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. Each class of the fund also will reimburse Investor Services for certain of its out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco CA 94105, is the trust's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

RESEARCH SERVICES The manager may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the fund. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

PORTFOLIO TRANSACTIONS

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

To the extent the fund invests in bonds or participates in other principal transactions at net prices, the fund incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

DISTRIBUTIONS AND TAXES

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to differences in the distribution and service (rule 12b-1) fees, subtransfer agency (shareholder account maintenance) and state and federal registration fees of the classes of shares. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the fund. Similarly, foreign exchange losses realized by the fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be treated as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution. This treatment could increase or reduce the fund's ordinary income distributions, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.

The fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As regulated investment companies, the fund generally will pay no federal income tax on the income and gains it distributes. To ensure that individuals holding the Contracts whose assets are invested in the fund will not be subject to federal income tax on distributions made by the fund prior to receipt of payments under the Contracts, the fund intends to comply with the additional requirements of Section 817(h) of the Internal Revenue Code relating to diversification of its assets. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to the fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on April 26, 1988 and is registered with the SEC. The fund is non-diversified.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that the fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

The fund currently offers two classes of shares, class 1 and class 2. Additional classes of shares may be offered in the future. The full title of each series and class is:

Franklin Technology Securities Fund - Class 1
Franklin Technology Securities Fund - Class 2

Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the trust for matters that affect the trust as a whole. Additional series may be offered in the future.

The trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The trust does not intend to hold annual shareholder meetings. The trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion. For information regarding voting privileges of Contract Owners, see the insurance company separate account SAI.

As of February 1, 2000, Board members and officers, as a group, owned less than 1%, of record or beneficially, of the outstanding shares of the trust.

PRICING SHARES
--------------------------------------------------------------------------------

When they buy and sell shares, the trust's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. The fund follows the procedures described below.

The fund calculate the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares.

DISTRIBUTORS is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the rule 12b-1 plans, as discussed below. Except as noted, Distributors receives no other compensation from the fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12b-1) FEES The board has adopted a plan pursuant to rule 12b-1 for the fund's class 2. The plan is designed to benefit the fund and its shareholders and thus the fund's contract-owners or plan participants. The plan is expected to, among other things, increase advertising of the fund, encourage sales of the fund and service to its shareholders, and increase or maintain assets of the fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the fund is useful in managing the fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

The fund may each pay up to 0.25% per year of class 2's average daily net assets. The plan is a reimbursement plan. It allows the fund to reimburse Distributors, the insurance companies or others for eligible expenses that they show they have incurred. The fund will not reimburse more than the maximum amount allowed under the plan.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the fund to compute or express performance follows.

For share classes offered only to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus which accompanies the trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does NOT however, include any fees or sales charges imposed by the variable insurance contract for which the fund's class 1 and class 2 shares are investment options. If they were included, performance would be lower. The following SEC formula will be used to calculate the figures:

P(1+T)n = ERV

where:

P        =        a hypothetical initial payment of $1,000

T        =        average annual total return

n        =        number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, the calculation for cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does NOT include any fees or sales charges imposed by the variable insurance contract for which the fund's class 1 and class 2 shares are investment options. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated in the annual report.

From time to time, the current yields of the fund may be published in advertisements and communications to Contract Owners. The current yield for the fund will be calculated by dividing the annualization of the income earned by the fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for the fund over different periods of time may also be advertised. Except as stated above, the fund will use the same methods for calculating its performance.

A distribution rate for the fund may also be published in communications preceded or accompanied by a copy of the trust's current prospectus. The fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by the fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for the fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. Owners of contracts issued by life insurance companies should see the appropriate insurance company separate account prospectus and SAI.

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of the fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o The Hambrecht & Quist Technology Index is comprised of the publicly traded stocks of approximately 275 technology companies which includes the electronics, services and other related technology industries. The index is market-capitalization-weighted and includes reinvested dividends.

o The Standard & Poor's Technology Index is designed to measure the performance of all the stocks included in the technology sector of the S&P 500 Index. The index is market-capitalization-weighted and includes reinvested dividends.

o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Salomon Brothers Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

o Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

o Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

o Historical data supplied by the research departments of CS First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of the fund over specified time periods relative to other funds within its category.

o Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

Advertisements or information also may compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to fall. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with

Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $[___] billion in assets under management for more than [_] million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers [___] U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

PREFERRED STOCKS RATINGS

STANDARD & POOR'S CORPORATION (S&P)

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B and CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FRANKLIN
S&P 500
INDEX FUND
Franklin Templeton Variable Insurance Products Trust - Class 1, Class 2 and Class 3
STATEMENT OF ADDITIONAL INFORMATION                    777 Mariners Island Blvd. P.O. Box 7777
MAY 1, 2000                                            San Mateo, CA 94403-7777 1-800/774-5001
----------------------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectuses. The fund's prospectuses, dated May 1, 2000, which we may amend from time to time, contain the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectuses.

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/774-5001

CONTENTS
Goal and Strategies of the Fund                                            2
Risks                                                                      8
Fundamental Investment Restrictions                                        9
Officers and Trustees                                                      10
Management and Other Services                                              14
Portfolio Transactions                                                     15
Distributions and Taxes                                                    16
Organization, Voting Rights
 and Principal Holders                                                     16
Pricing Shares                                                             17
The Underwriter                                                            18
Performance                                                                18
Miscellaneous Information                                                  20
Description of Ratings                                                     21

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
  FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;
O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

                                                                 ZF050 SAI 10/99

GOAL AND STRATEGIES OF THE FUND

WHAT IS THE FUND'S GOAL?

The fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of fund expenses. This goal is fundamental, which means that it may not be changed without shareholder approval.

The following gives more detailed information about the fund's investment policies and the types of securities that it may buy.

DEBT SECURITIES represent a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bond, notes and commercial paper differ in the length of the issuer's payment schedule and commercial paper is the shortest. The fund presently intends to limit these investments to high quality, short-term debt securities.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. During periods of rising interest rates, the value of such securities generally declines. These changes in market value of securities owned by the fund will be reflected in the fund's net asset value.

RATINGS. Various investment services publish ratings of some of the debt securities in which the fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's Investors Service, Inc. (Moody's) or BB or lower by Standard & Poor's Ratings Services (S&P) or from unrated securities deemed by the fund's manager to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect other risk, such as the risk of fluctuations in market value and are not absolute standards of quality. However, lower rated securities typically are riskier than investment grade securities. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are securities on which no interest is being paid. Please see the appendix for a discussion of the ratings.

If the rating on an issue held in the fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the manager to assess whether, at the time of purchase, the planned investment offers potential returns which are reasonable in light of the risks involved.

BANK OBLIGATIONS, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument upon maturity. Such obligations include dollar-denominated certificates of deposit and bankers' acceptances of banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate.

COMMERCIAL PAPER typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix for a description of commercial paper ratings.

U.S. GOVERNMENT SECURITIES The fund may invest in U.S. Government securities including: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities such as the Government National Mortgage Association, the Export-Import Bank and the Farmers Home Administration. The fund's investments may include obligations that are supported by the full faith and credit of the U.S. Government. In the case of U.S. Government securities that are not backed by the full faith and credit of the U.S. Government (e.g., obligations of the Federal National Mortgage Association (FNMA) or a Federal Home Loan Bank), the fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

DIVERSIFICATION The fund will operate as a diversified fund under federal securities law. A diversified fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. Government securities) if more than 5% of the value of the fund's assets would be invested in such issuer, or if the fund would hold more than 10% of the outstanding voting securities of such issuer.

In addition, the fund intends to diversify its investments to meet the requirements under federal tax laws relating to regulated investment companies and variable contracts issued by insurance companies. In order to comply with the diversification requirements related to regulated investment companies, the fund will limit its investments so that, at the close of each quarter of the taxable year:

(i) With respect to 50% of the market value of its assets, not more than 5% of the market value of its assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer; and (ii) Not more than 25% of the market value of the fund's assets will be invested in the securities of a single issuer.

The fund's investments in U.S. Government securities are not subject to these limitations.

In order to comply with the diversification requirements related to variable contracts issued by insurance companies, the fund will diversify its investments such that:

(i) No more than 55% of the fund's assets are represented by any one investment;
(ii) No more than 70% of the fund's assets are represented by any two investments;
(iii) No more than 80% of the fund's assets are represented by any three investments; and

 (iv) No more than 90% of the fund's assets are represented by any four investments. To the extent the fund invests in obligations of U.S. Government agencies or instrumentalities, each agency or instrumentality is treated as a separate issuer for purposes of the above rules.

EQUITY SECURITIES The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include warrants or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

ILLIQUID SECURITIES The fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 (restricted securities), or in other securities which, in the opinion of the board of trustees, may be illiquid. No restricted or illiquid securities will be acquired by the fund if such acquisition would cause the aggregate value of illiquid assets to exceed the limit prescribed by the Securities Exchange Commission (SEC), which is currently up to 15% of net assets.

Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has value them. Subject to the percentage limitation on illiquid securities, the board of trustees has authorized the fund to invest in restricted securities where such investment is consistent with the fund's investment goal. The board of trustee has authorized these securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. In spite of the manager's determinations in this regard, the board of trustees will remain responsible for such determinations and will consider appropriate action, consistent with the fund's goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the board of trustees will take into account, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 and 1/3% of the value of the fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved. The fund will continue to receive any interest or dividends paid on the loaned securities and to have voting rights with respect to the securities. As with other extensions of credit, however, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

                                                                               5
OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES

GENERALLY. The fund may buy and sell financial futures contracts and options on these contracts and options on securities and securities indices. The fund may only sell covered options. As more fully explained below, the fund may not commit more than 5% of its total assets to initial margin deposits on futures and related options contracts and premiums paid for related options.

Financial futures contracts and options on these contracts and options on securities and securities indices are generally considered "derivative securities." The fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

CALL AND PUT OPTIONS ON SECURITIES. The fund reserves the right to write (sell) covered put and call options and buy put and call options on securities that trade on securities exchanges, although the fund has no present intention of doing so.

WRITING CALL OPTIONS. Call options written by the fund give the holder the right to buy the underlying securities from the fund at a stated exercise price; put options written by the fund give the holder the right to sell the underlying security to the fund at a stated exercise price. A call option written by the fund is "covered" if the fund owns the underlying security which is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash or marketable securities in a segregated account with its custodian bank. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

In the case of a call option, the writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the fund to write another call option on the underlying security with either a different exercise price, expiration date or both. In addition, effecting a closing transaction will permit the cash or proceeds from the sale of any securities subject to the option to be used for other fund investments. If the fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option; the fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

BUYING CALL OPTIONS. The fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security. The fund may also buy call options on securities held in its portfolio and on which it has written call options. A call option gives the holder the right to buy the underlying securities from the option writer at a stated exercise price. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

WRITING PUT OPTIONS. A put option gives the buyer of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price during the option period. The option may be exercised at any time prior to its expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The fund would write put options only on a covered basis, which means that the fund would maintain in a segregated account cash or marketable securities in an amount not less than the exercise price at all times while the put option is outstanding. The rules of the clearing corporation currently require that the assets be deposited in escrow to secure payment of the exercise price. The fund would generally write covered put options in circumstances where the manager wishes to buy the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event, the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in this type of transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

BUYING PUT OPTIONS. As the holder of a put option, the fund has the right to sell the underlying security at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire.

The fund may buy a put option on an underlying security or currency owned by the fund (a "protective put") as a hedging technique in order to protect against an anticipated decline in the value of the security. This hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The fund may also buy put options at a time when the fund does not own the underlying security. By buying put options on a security it does not own, the fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by the fund when buying a put option will be recorded as an asset in the fund's statement of assets and liabilities. This asset will be adjusted daily to the options' current market value, which will be the latest sale price at the time at which the net asset value per share of the fund is computed, the close of the New York Stock Exchange (NYSE), or, in the absence of a sale, the latest bid price. The asset will be extinguished upon expiration of the option, the writing of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

OPTIONS ON STOCK INDICES. The fund may also buy call and put options on stock indices. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When the fund writes an option on a stock index, the fund will establish a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or it will otherwise cover the transaction.

FUTURES CONTRACTS. The fund may enter into contracts for the purchase or sale for future delivery of securities and in such contracts based upon financial indices (financial futures). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. At the same time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial deposit"). The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the fund would provide or receive cash that reflects any decline or increase in the contract's value.

In addition, the fund must deposit in a segregated account additional cash or liquid securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily value of all outstanding futures contracts less any amount deposited as margin.

At the time of delivery of securities on the settlement date of a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different composition from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The fund will incur brokerage fees when it buys or sells financial futures.

The fund will not engage in transactions in futures contracts for speculation. When the fund buys futures contracts or related call options, marketable instruments equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the fund will be deposited in a segregated account with the custodian bank to collateralize such long positions.

OPTIONS ON FUTURES CONTRACTS. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when the fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or appreciation in the value of a foreign currency against the U.S. dollar.

If a fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the fund's holdings. If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the fund intends to purchase. If a put or call option the fund has written is exercised, the fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the fund's losses from existing options on futures may be affected by changes in the value of its portfolio securities.

STOCK INDEX FUTURES. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

OPTIONS ON STOCK INDEX FUTURES. The fund may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

FUTURE DEVELOPMENTS. The fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the fund's investment objectives and legally permissible for the fund.

REPURCHASE AGREEMENTS The fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements. Under a repurchase agreement, the fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the fund's ability to sell the underlying securities. The fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

REVERSE REPURCHASE AGREEMENTS. The fund may also enter into reverse repurchase agreements, which are the opposite of repurchase agreements but involve similar mechanics and risks. The fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 102% of the dollar amount sold by the fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. Reverse repurchase agreements involve the risk that the market value of the securities retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the fund to experience a loss or delay in the liquidation costs. The fund intends to enter into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the board of trustees.

SHORT-TERM DEBT SECURITIES As discussed in the prospectus, the fund may invest in short-term debt securities, including the following:

o short-term (less than twelve months to maturity) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
o finance company and corporate commercial paper, and other short-term corporate securities, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the manager;
o obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks;
o repurchase agreements with banks and broker-dealers with respect to such securities; and
o   money market funds.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS Although the fund does not anticipate doing so, the fund reserves the right to buy securities on a "when-issued," "delayed delivery" or "TBA" basis. These transactions are arrangements under which the fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally in 30 to 60 days. Purchases of securities on a when issued or delayed delivery basis are subject to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the fund will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, it may sell the securities before the settlement date if it is deemed advisable. When the fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the fund's purchase commitments until payment is made. To the extent the fund engages in when-issued, delayed delivery or TBA transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. In when-issued, delayed delivery and TBA transactions, the fund relies on the seller to complete the transaction. The seller's failure to do so may cause the fund to miss a price or yield considered advantageous to the fund. Securities purchased on a when issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

RISKS
-------------------------------------------------------------------------------

FUTURES CONTRACTS entail certain risks. A purchase or sale of a futures contract may result in losses in excess of the amount invested. The fund may not be able to close out a futures contract where a liquid secondary market is unavailable for the futures contract the fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities on which the futures or options contract is based and movements in the securities held by the fund.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Use of stock index futures may involve risks because of imperfect correlations between movements in prices of stock index futures on the one hand and movements in prices on the other.

OPTIONS ON FUTURES CONTRACTS The amount of risk the fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, the fund's loss is potentially unlimited and may exceed the amount of the premium received. Also, the fund may not be able to close out option contract positions where a liquid secondary market is unavailable for the option the fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

OPTIONS ON SECURITIES The fund's options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the fund's portfolio. In addition, the fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing a fund's investments, the fund's performance will be worse than if the manager did not employ such strategies.

The purchaser of an option can lose the amount of the premium plus related transaction costs. The fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

Options on securities traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Although the fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and a fund may have difficulty effecting closing transactions in particular options. Therefore, the fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If the fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

OPTIONS ON STOCK INDICES The fund's ability to use options on stock indexes effectively depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the fund's portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, the fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by a fund of options on stock indexes, will be subject to the manager's ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the fund's performance.

REPURCHASE AGREEMENTS The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by a fund not within the control of the fund, and therefore the realization by the fund on the collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the fund, these risks can be controlled through careful monitoring procedures.

REVERSE REPURCHASE AGREEMENTS are considered borrowings by the fund and as such are subject to the investment limitations discussed under "Fundamental Investment Restrictions." These transactions may increase the volatility of the fund's income or net asset value. The fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the fund's obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of the fund.

FUNDAMENTAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

1. Borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted (a) by the 1940 Act, or (b) any exemptions therefrom which may be granted by the SEC, or (c) for temporary or emergency purposes and then in an amount not exceeding 331/3% of the value of the fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

5. Issue securities senior to the fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7. Purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the fund, except that up to 25% of the value of the fund's total assets may be invested without regard to such 5% and 10% limitations.

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

OFFICERS AND TRUSTESS
--------------------------------------------------------------------------------

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (79)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (67)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 47 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Edward J. Bonach (46)
Allianz Life Insurance Company, 1750 Hennepin Avenue
Minneapolis, MN 55403-2195
TRUSTEE

Senior Vice President and Chief Financial Officer, Allianz Life Insurance Company of North America; President and Chief Executive Officer, Canadian American Financial Corporation; and Director, Preferred Life Insurance Company of New York and Life USA Holding, Inc.

Robert F. Carlson (72)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (67)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (66)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director,

Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (43)
777 Mariners Island Blvd., San Mateo, CA 94404
PRESIDENT AND TRUSTEE

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; President, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 32 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (59)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (71)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

Chairman, Peregrine Venture Management Company (venture capital); Director, The California Center for Land Reclamation (redevelopment); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (71)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Martek Biosciences Corporation, MCI WorldCom, Inc. (information services), MedImmune, Inc. (biotechnology), Overstock.com (internet services), White Mountains Insurance Group, Ltd. (holding company) and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 47 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht & Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

*Harmon E. Burns (55)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (6/28/60)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Franklin Resources, Inc.; Senior Vice President, Chief Financial Officer and Director, Franklin/Templeton Investor Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (51)
1840 Gateway Drive, San Mateo, CA 94404
SECRETARY

Partner, Stradley, Ronon, Stevens & Young, LLP; officer of 33 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Senior Vice President and General Counsel, Franklin Resources, Inc., Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc., Executive Vice President, Franklin Advisers, Inc., Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC, and Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc. (until January 2000).

Edward V. McVey (63)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The trust pays noninterested board members $675 per month plus $550 per meeting attended. Board members who serve on the audit committee of the trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the trust and by the Franklin Templeton Group of Funds.

                                                                       NUMBER OF
                                                                       BOARDS IN
                                                     TOTAL FEES        THE FRANKLIN
                                                     RECEIVED FROM     TEMPLETON
                                    TOTAL FEES       THE FRANKLIN      GROUP
                                    RECEIVED         TEMPLETON         OF FUNDS
                                    FROM THE         GROUP OF          ON WHICH
NAME                                TRUST(1)($)      FUNDS(2)($)       EACH SERVES(3)
-----------------------------------------------------------------------------------
Frank H. Abbott                                      156,060               27
Harris Ashton                                        363,165               47
Robert F. Carlson                                     89,690                9
S. Joseph Fortunato                                  363,238               49
Frank W.T. LaHaye                                    138,700               27
Gordon Macklin                                       363,165               47

1. For the fiscal year ended December 31, 1999.
2. For the calendar year ended December 31, 1999.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 53 registered investment companies, with approximately 155 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by the fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The fund's manager is Franklin Advisers, Inc. (Advisers). The manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services. The manager has overall responsibility for determining the mix of investments that it believes will, in a cost-effective manner, achieve the fund's investment goal and managing cash flows into and out of the fund. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

The fund's subadvisor is State Street Global Advisors, a division of State Street Bank and Trust Company. The subadvisor has an agreement with the manager and provides the manager with investment management advice and assistance. The subadvisor selects the securities for the fund to buy, hold or sell. The subadvisor also selects the brokers who execute the fund's portfolio transactions. The subadvisor's activities are subject to the board's review and control, as well as the manager's instruction and supervision. To protect the fund, the subadvisor and its officers, directors and employees are covered by fidelity insurance.

MANAGEMENT FEES The fund pays the manager a fee equal to an annual rate of 0.15% of its net assets. The fee is computed according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

The manager pays the subadvisor a fee equal to an annual rate of :

o  0.05% of the value of the fund's net assets up to and including $50,000,000;
   and
o 0.04% of the value of the fund's net assets over $50,000,000 up to and including $100,000,000; and
o  0.02% of the value of the fund's net assets over $100,000,0000.

The manager pays this fee from the management fees it receives from the fund.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the trust to provide certain administrative services and facilities for the trust. Under this agreement, FT Services is responsible for preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services subcontracts with Templeton Funds Annuity Company (TFAC) to provide certain of these services. FT Services and TFAC are direct or indirect wholly owned subsidiaries of Resources and are affiliates of Advisers and the trust's principal underwriter.

ADMINISTRATION FEES The fund pays FT Services a monthly fee equal to an annual rate of 0.10% of the fund's average daily net assets.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. Each class of the fund also will reimburse Investor Services for certain of its out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year will not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN The Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the securities and other assets of the fund.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco CA 94105, is the trust's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC)..

RESEARCH SERVICES The manager and subadvisor may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the fund. Such supplemental research, when utilized, is subject to analysis by the manager and subadvisor before being incorporated into the investment advisory process.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Subject to oversight by the manager, the subadvisor selects brokers and dealers to execute the fund's portfolio transactions in accordance with its fiduciary duty, criteria set forth in the management agreement and subadvisory agreement and any directions that the board may give.

When placing a portfolio transaction, the subadvisor seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the subadvisor and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The subadvisor will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The subadvisor may pay certain brokers commissions that are higher than those another broker may charge, if the subadvisor determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the subadvisor's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the subadvisor include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the subadvisor in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the subadvisor in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the subadvisor receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the subadvisor to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the subadvisor and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the subadvisor are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the subadvisor, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to differences in the distribution and service (Rule 12b-1) fees, subtransfer agency (shareholder account maintenance) and state and federal registration fees of the three classes of shares. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund intends to elect and qualify for its current fiscal year to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes. To ensure that individuals holding the variable annuity or variable life insurance contracts whose assets are invested in the fund will not be subject to federal income tax on distributions made by the fund prior to receipt of payments under the contracts, the fund intends to comply with the additional requirements of Section 817(h) of the Internal Revenue Code relating to diversification of its assets. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to the fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------
The fund is a diversified series of Franklin Templeton Variable Insurance Products Trust (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on February 25, 1988, and is registered with the SEC.

The shareholders of a Massachusetts business trust, could, under certain circumstances, be held personally liable as partners for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of each series' (fund's) assets for any shareholder held personally liable for obligations of that fund or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund or the Trust and shall satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

The Fund currently offers three classes of shares, class 1, class 2, and class
3. The full title of each series and class is:

Franklin S&P 500 Index Fund - class 1
Franklin S&P 500 Index Fund - class 2
Franklin S&P 500 Index Fund - class 3

Shares of each class represent proportionate interests in a fund's assets and are identical except that the fund's class 2 shares and class 3 shares will bear the expense of the class 2 and class 3 distribution plan. (See "The Underwriter" below, for a description of these plans.) In addition, class 3 of Franklin S&P 500 Index Fund will bear its own registration expenses under state and federal securities laws and transfer agency (shareholder account maintenance) expenses. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series and/or classes may be offered in the future.

The Trust has non-cumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or the fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion. For information regarding voting privileges of Contract Owners, see the insurance company separate account SAI.

PRINCIPAL SHAREHOLDERS Class 1 and class 2 shares of the fund are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. Class 3 shares of the fund are offered as an investment option only to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans that have executed a special agreement with the fund or its agents.

The insurance companies will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, the insurance companies do not exercise control over the trust by virtue of the voting rights from their ownership of trust shares. Voting rights attributable to shares of the fund owned by defined contribution plans participating in Franklin Templeton ValuSelect and other qualified retirement plans will be voted as required by applicable law and the governing plan documents.

As of the date of this SAI, there are no principal shareholders of the fund, although there are principal shareholders of other series of the Trust.

PRICING SHARES
--------------------------------------------------------------------------------
When they buy and sell shares, the trust's shareholders pay and receive the net asset value (NAV) per share. The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. The fund follows the procedures described below.

The fund calculates the NAV per share of each class each business day at the close of trading on the NYSE (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its net asset value, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager and subadvisor.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

REDEMPTIONS IN KIND In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

THE UNDERWRITER
--------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the trust's shares.

DISTRIBUTORS is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Distributors pays the expenses of the distribution of fund shares, except to the extent these expenses are borne by the insurance companies. These expenses include advertising expenses and the costs of printing sales material and prospectuses used to offer fund shares. The trust pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under the class 2 and class 3 Rule 12b-1 plans, as discussed below. Except as noted below, Distributors receives no other compensation from the trust for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The fund's class 2 and class 3 shares each have a separate distribution or "rule 12b-1" plan. Under each plan, the fund may pay up to a maximum of 0.25% per year of the average daily net assets attributable to its class. These fees may be used to compensate Distributors, insurance companies, dealers, 401(k) plan record keeping and servicing agents, or others for distribution and related services and as a servicing fee.

The terms and provisions of the plans, including terms and provisions relating to required reports, term, and approval, are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the board, including a majority vote of the board members who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such board members be done by the non-interested members of the board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager, or by vote of a majority of the outstanding shares of the respective class. Distributors, the insurance companies or others may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the respective class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the plans should be continued.

PERFORMANCE
--------------------------------------------------------------------------------
Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. If a rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the fund to compute or express performance follows.

For share classes offered only to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus which accompanies the trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL RETURN is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does NOT however, include any fees or sales charges imposed by the variable insurance contract for which the fund's class 1 and class 2 shares are investment options or plan administration expenses imposed on retirement plans for which the fund's Class 3 shares are an investment option. If they were included, performance would be lower.

These figures are calculated according to the SEC formula:
                                                   P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at NAV, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above.

From time to time, the fund may publish its current yield. The current yield will be calculated by dividing the annualization of the income earned by the fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for the fund over different periods of time may also be advertised. Except as stated above, the fund will use the same methods for calculating its performance.

A distribution rate for the fund may also be published in communications preceded or accompanied by a copy of the fund's current prospectus. The fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by the fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for the fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. Owners of contracts issued by life insurance companies should see the appropriate insurance company separate account prospectus and SAI.

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of the fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of NAV or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the NYSE. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).
o The NYSE composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.
o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.
o Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.
o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.
o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.
o Financial publications: THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, AND MONEY magazines - provide performance statistics over specified time periods.
o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.
o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.
o Historical data supplied by the research departments of CS First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.
o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be me.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 4 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $222 billion in assets under management for more than 7 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 110 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

S&P, a division of The McGraw-Hill Companies, Inc. does not sponsor, endorse, sell, or promote the fund. S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing by Distributors of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Distributors. S&P has no obligation to take the needs of Distributors or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+)
designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety,
however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FRANKLIN SRATEGIC INCOME INVESTMENTS FUND - CLASS 1 & 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2000

[Insert Franklin Templeton Ben Head]

777 MARINERS ISLAND BLVD. P.O. BOX 7777 SAN MATEO, CA 94403-7777  1-800/342-3863

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectuses. The fund's prospectus, dated May 1, 2000 which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.

For a free copy of a current prospectus or annual report contact your investment representative or call 1-800/774-5001.

CONTENTS                                                           PAGE

Goals and Strategies
Securities and Investment Techniques, Generally
Risks
Investment Restrictions
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Pricing Shares
The Underwriter
Performance
Financial Statements
Miscellaneous Information
Description of Ratings

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
o   ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;
o   ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

GOALS AND STRATEGIES

The fund's principal goal is to earn a high level of current income. Its secondary goal is capital appreciation.

Under normal market conditions, the fund will invest primarily in U.S. and non-U.S. debt securities, government securities, mortgage securities, asset-backed securities, convertible securities, and preferred stock. The fund may invest up to 35% of its total assets in common stocks.

MORTGAGE SECURITIES The fund may invest in mortgage securities issued or guaranteed by Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), adjustable rate mortgage securities ("ARMs"), collateralized mortgage obligations ("CMOs"), and stripped mortgage-backed securities, any of which may be privately issued.

DEBT SECURITIES The fund may invest in debt securities in any rating category, including high yield, lower-rated debt securities ("junk bonds"), or in unrated debt securities. Ratings assigned by the rating agencies are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of the rating. The fund may also buy defaulted debt securities if, in the opinion of the manager, it appears the issuer may resume interest payments or other advantageous developments appear likely in the near future.

DERIVATIVE INVESTMENTS The fund may invest limited amounts in various derivative investments, which carry high risk. Such derivatives could include: stripped mortgage-backed securities (including Interest Only or Principal Only securities); CMOs; options on securities, on securities indices, on futures contracts, and financial futures contracts; interest rate swap agreements; and mortgage dollar rolls. The fund may only buy options on securities and securities indices if the total premiums paid for such options is 5% or less of total assets. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts.

CURRENCY HEDGING The fund may also use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts"), and currency swaps.

INDEBTEDNESS AND PARTICIPATIONS The fund may invest in secured or unsecured indebtedness, including loan participations and trade claims. Indebtedness represents a specific commercial loan or portion of a loan, which has been given to a company by a financial institution such as a bank or insurance company. By purchasing the direct indebtedness of companies, a fund steps into the shoes of a financial institution. Participation interests in indebtedness represent fractional interests in a company's indebtedness. There are no established markets for indebtedness, making them less liquid than other securities. Purchasers of participations must rely on the financial institution issuer to assert any rights against the borrower with respect to the underlying indebtedness.

ILLIQUID SECURITIES The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

INVERSE FLOATERS The fund may invest up to 5% of its total assets in inverse floaters, which are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

OTHER INVESTMENT POLICIES The fund may also:

o lend its portfolio securities up to one-third of the value of its total assets;

o   borrow up to one-third of the value of its total assets; and

o   enter into repurchase or reverse repurchase agreements.

Please see " Securities and Investment Techniques" and "Risks" below, for more information.

SECURITIES AND INVESTMENT TECHNIQUES, GENERALLY

THIS SECTION DESCRIBES CERTAIN TYPES OF SECURITIES AND INVESTMENT TECHNIQUES THAT MAY BE USED BY A FUND, IF THE FUND IS AUTHORIZED TO DO SO IN THE DISCUSSION IN ITS INDIVIDUAL FUND SECTION IN THE PROSPECTUS OR THIS SAI. IF THERE IS A CONFLICT BETWEEN THIS SECTION AND THE INDIVIDUAL FUND SECTION WITH RESPECT TO INVESTMENTS, THE INDIVIDUAL FUND SECTION CONTROLS AND SHOULD BE RELIED UPON.

All policies and percentage limitations are considered at the time of purchase of an investment and refer to a fund's total assets, unless another purpose is indicated. The fund will not necessarily use the strategies described to the full extent permitted unless the managers believe that doing so will help the fund reach its goals. Further, not all instruments or strategies will be used at all times.

In the event of a corporate restructuring or bankruptcy reorganization of a company whose securities are owned by the fund, the fund may receive securities different from those originally purchased. For example, the fund might receive common stock that is not dividend paying, bonds with a lower coupon or more junior status, convertible securities or even conceivably real estate. The fund is not obligated to sell such investments immediately, if the manager believes, based on its own analysis, that the longer term outlook is favorable and there is the potential for a higher total return by holding such investments.

The fund is also subject to investment restrictions that are described under the heading "Investment Restrictions" in this SAI. The investment goal of the fund and its listed investment restrictions are "fundamental policies" of the fund, which means that they may not be changed without a majority vote of shareholders of the fund. With the exception of the fund's investment goal and those restrictions specifically identified as fundamental, all investment policies and practices described in the prospectus and in this SAI are not fundamental, which means that the Board of Trustees may change them without shareholder approval.

DEBT SECURITIES A debt security typically has a fixed payment schedule that obligates the issuer to pay the bondholder, both to repay a loan of money at a future date and generally to pay interest. These securities include bonds, notes, debentures, and commercial paper, which differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. During periods of rising interest rates, the value of such securities generally declines. These changes in market value of securities owned by the fund will be reflected in the fund's net asset value per share.

RATINGS. Various investment services publish ratings of some of the debt securities in which the fund may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the fund's manager to be of comparable quality. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect other risk, such as the risk of fluctuations in market value and are not absolute standards of quality. However, lower rated securities typically are riskier than investment grade securities. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are securities on which no interest is being paid. Please see the appendix for a discussion of the ratings.

If the rating on an issue held in the fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the fund in its evaluation of the overall investment merits of that security but will not generally result in an automatic sale of the security.

Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the manager to assess whether, at the time of purchase, the planned investment offers potential returns which are reasonable in light of the risks involved.

MORTGAGE-BACKED SECURITIES

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The fund may invest in ARMS. ARMS, like traditional mortgage securities, are interests in pools of mortgage loans. The interest rates on the mortgages underlying ARMS are reset periodically. The adjustable interest rate feature of the mortgages underlying the mortgage securities in which the fund invests generally will act as a buffer to reduce sharp changes in the fund's net asset value in response to normal interest rate fluctuations. As the interest rates are reset, the yields of the securities will gradually align themselves to reflect changes in market rates so that their market value will remain relatively stable compared to fixed-rate securities. As a result, the fund's net asset value should fluctuate less significantly than if the fund invested in more traditional long-term, fixed-rate securities. During periods of extreme fluctuation in interest rates, however, the fund's net asset value will fluctuate.

Because the interest rates on the mortgages underlying ARMS are reset periodically, the fund may participate in increases in interest rates, resulting in both higher current yields and lower price fluctuations. This differs from fixed-rate mortgages, which generally decline in value during periods of rising interest rates. The fund, however, will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or

"cap rates") for a particular mortgage security. Since most mortgage securities held by the fund will generally have annual reset limits or caps of 100 to 200 basis points, short-term fluctuations in interest rates above these levels could cause these mortgage securities to "cap out" and behave more like long-term, fixed-rate debt securities. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund generally will be able to reinvest these amounts in securities with a higher current rate of return.

During periods of rising interest rates, changes in the interest rates on mortgages underlying ARMS lag behind changes in the market rate. This may result in a lower net asset value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares of the fund before the interest rates on the underlying mortgages in the underlying portfolio reset to market rates. Also, the fund's net asset value could vary to the extent that current yields on mortgage-backed securities are different from market yields during interim periods between coupon reset dates. A portion of the ARMS in which the fund may invest may not reset for up to five years.

During periods of declining interest rates, the interest rates may reset downward, resulting in lower yields to the fund. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities. As with other mortgage-backed securities, declining interest rates may result in accelerated prepayments of mortgages, and the fund may have to reinvest the proceeds from the prepayments at the lower prevailing interest rates.

For certain types of ARMS, the rate of amortization of principal, as well as interest payments, change in accordance with movements in a pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage securities are developed and offered to investors, the fund may invest in them if they are consistent with the fund's goal, policies, and quality standards.

ADJUSTABLE RATE SECURITIES ("ARS"). The fund will invest in ARS. ARS are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. Movements in the relevant index on which adjustments are based, as well as the applicable spread relating to the ARS, will affect the interest paid on ARS and, therefore, the current income earned by the fund by investing in ARS. (See "Resets.")

The interest rates on ARS are readjusted periodically to an amount above the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. The degree of volatility in the market value of the securities held by the fund and of the net asset value of the fund's shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as "caps" and "floors," respectively. The fund does not seek to maintain an overall average cap or floor, although the manager will consider caps or floors in selecting ARS for the fund.

While investing in ARS the fund does not attempt to maintain a stable net asset value per share, during periods when short-term interest rates move within the caps and floors of the securities held by the fund, the fluctuation in market value of the ARS held by the fund is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of the fund's holdings may fluctuate more substantially because the caps and floors of its ARS may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the loan. In this case, the market value of the ARS may be substantially reduced, with a corresponding decline in the fund's net asset value.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS (REMICS), AND MULTI-CLASS PASS-THROUGHS. The fund may invest in debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. These obligations may be issued and guaranteed by U.S. Government agencies or instrumentalities or issued by certain financial institutions and other mortgage lenders. CMOs and REMICs are debt instruments issued by special purpose entities and are secured by pools of mortgages backed by residential and various types of commercial properties. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities.

CMOs are debt instruments that are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the U.S. Principal and interest on the underlying collateral are paid to the issuer of the CMOs to make required payments on these securities. In effect, CMO's "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligations itself is not guaranteed.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest to security holders at regular intervals. These components enable an investor, such as the fund, to predict more accurately the pace at which principal is returned.

CMOs and REMICs purchased by the fund may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government; or

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, an entity specifically created for this purpose, and the guarantee is collateralized by U.S. Government securities.

If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, the fund may buy CMOs without insurance or guarantees if, in the opinion of the manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool.

RESETS. The interest rates paid on CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the fund may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities, and those derived from a calculated measure such as a cost of fund index or a moving average of mortgage rates. Commonly used indices include:

o   the one-, three-, and five-year constant-maturity Treasury rates;

o   the three-month Treasury bill rate;

o   the 180-day Treasury bill rate;

o   rates on longer-term Treasury securities;

o the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds;

o the one-, three-, six-month, or one-year LIBOR; the prime rate of a specific bank; or

o   commercial paper rates.

Some indices, such as the one-year constant-maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.

CAPS AND FLOORS. The underlying mortgages that collateralize CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

STRIPPED MORTGAGE SECURITIES. The fund may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. The stripped mortgage securities in which the fund may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the fund invests.

Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or "IO" class), while the other class receives the entire principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by the fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

Stripped mortgage securities are purchased and sold by institutional investors, such as the fund, through several investment banking firms acting as brokers or dealers. These securities were only recently developed, and traditional trading markets have not yet been established for all stripped mortgage securities. Accordingly, some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by the fund's board. The Board may, in the future, adopt procedures that would permit the fund to acquire, hold, and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will continue to be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of the fund's net assets. This position may be changed in the future, without notice to shareholders, in response to the SEC staff's continued reassessment of this matter, as well as to changing market conditions.

ASSET-BACKED SECURITIES. The fund may invest in asset-backed securities, including adjustable-rate asset-backed securities that have interest rates that reset at periodic intervals. Asset-backed securities are similar to mortgage-backed securities. The underlying assets, however, may include receivables on home equity and credit card loans, and automobile, mobile home, and recreational vehicle loans and leases. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that are developed in the future in which the fund may invest. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and historically has been less likely to experience substantial prepayment.

U.S. GOVERNMENT SECURITIES The fund may invest in U.S. Government securities including: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities such as the Government National Mortgage Association, the Export-Import Bank and the Farmers Home Administration. Some of the fund's investments will include obligations that are supported by the full faith and credit of the U.S. Government. In the case of U.S. Government securities that are not backed by the full faith and credit of the U.S. Government (e.g., obligations of the Federal National Mortgage Association
(FNMA) or a Federal Home Loan Bank), the fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS ("GINNIE MAES"). The Government National Mortgage Association's guarantee of payment of principal and interest on Ginnie Maes is backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

CONVERTIBLE SECURITIES A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

When issued by an operating company, a convertible security tends to be senior to common stock, but sub-ordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security, but if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

EQUITY SECURITIES represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Equity securities may also include warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

FOREIGN SECURITIES AND DEPOSITARY RECEIPTS

The fund may buy foreign securities traded in the U.S. or directly in foreign markets. The fund may buy American, European, and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, ADRs); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, GDRs or European Depositary Receipts, EDRs).

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Depositary Receipts also involve the same risks as direct investments in foreign securities. For purposes of the fund's investment policies, the fund will consider its investments in Depositary Receipts to be investments in the underlying securities.

EMERGING MARKETS. Emerging market countries include: (i) countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development

(commonly known as the World Bank) and the International Finance Corporation; or
(ii) countries that are classified by United Nations or otherwise regarded by their authorities as emerging, or (iii) countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital World Index.

LOAN PARTICIPATIONS AND DEFAULTED DEBT SECURITIES Loan participations are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. Generally, these instruments are sold without a guarantee by the lending institution, and are subject to the credit risks of both the borrower and the lending institution. While loan participations generally trade at par value, the fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, such loan participations may appreciate in value. The manager may acquire loan participations for the fund when it believes that over the long term appreciation will occur. Most loan participations in which the fund intends to invest are illiquid and, to that extent, will be included in the fund's limitation on illiquid investments described under "Illiquid securities." The fund will buy defaulted securities, if in the manager's opinion, it appears the issuer may resume interest payments or other advantageous developments appear likely in the near future. An investment in loan participations carries substantially the same risks as those for defaulted debt securities. Interest payments on these securities may be reduced, deferred, suspended or eliminated and principal payments may likewise be reduced, deferred, suspended or canceled, causing the loss of the entire amount of the investment.

REPURCHASE AGREEMENTS The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements. Under a repurchase agreement, the fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the fund's ability to sell the underlying securities. The fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk or becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 and 1/3% of the value of the fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. Government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

BORROWING The fund may borrow money for investment or other purposes. Borrowings will not exceed the percentage amounts listed in the fund's investment policies, above, and are limited by fundamental restrictions which may not be changed without shareholder approval. See "Investment Restrictions" for more information about the fund's policies with respect to borrowing.

Under federal securities laws, the fund may borrow from banks only and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS The fund may buy equity securities on a "when-issued" or "delayed delivery" basis. These transactions are arrangements whereby the fund buys securities with payment and delivery scheduled for a future time, generally within 15 to 60 days.

If the fund buys securities on a when-issued basis, it will do so for the purpose of acquiring securities consistent with its investment objective and polices and not for investment leverage. The fund may sell securities purchased on a when-issued basis before the settlement date, however, if the manager believes it is advisable to do so.

When the fund is the buyer in one of these transactions, it relies on the seller to complete the transaction. If the seller fails to do so, the fund may miss an advantageous price or yield for the underlying security. When the fund is the buyer, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank until payment is made. The amount held in the account will equal the amount the fund must pay for the securities at delivery.

MORTGAGE DOLLAR ROLLS The fund may enter into mortgage "dollar rolls" in which the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (name, type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase (the "roll period"), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction and is maintained in a segregated account. The fund will not enter into any dollar rolls that are not covered rolls. The fund could suffer a loss if the contracting party fails to perform the future transaction, with the result that the fund may not be able to buy back the mortgage-backed securities it initially sold. The fund intends to enter into mortgage dollar rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

DERIVATIVE INVESTMENTS are those securities whose values are dependent upon the performance of one or more securities or indices. Derivatives are used for "hedging", which means that they help manage risks relating to interest rates, currency fluctuations and other market factors. They may also be used to increase liquidity or to invest in a particular stock or bond in a more efficient or less expensive way.

CURRENCY TECHNIQUES AND HEDGING The fund may enter into forward currency exchange contracts ("forward contracts") and currency futures contracts and options on these futures contracts, although the fund has no present intention of using any of these techniques except forward contracts. The fund typically engages in these practices for hedging purposes, or in other words for the purpose of protecting against declines in the value of the fund's portfolio securities and the income on these securities. The fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

FORWARD CURRENCY EXCHANGE CONTRACTS. The fund may enter into forward currency exchange contracts to attempt to minimize the risk to the fund from adverse changes in the relationship between currencies or to enhance income. A forward contract involves an obligation to buy or sell a specific currency at a future date, that may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks).

The fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The fund may construct an investment position by combining a debt security denominated in one currency with a forward contract calling for the exchange of that currency for another currency. The investment position is not itself a security but is a combined position (i.e., a debt security coupled with a forward contract) that is intended to be similar in overall performance to a debt security denominated in the currency purchased.

The fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, if the manager determines that there is a correlation between the two currencies.

The fund may also enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Additionally, for example, when the fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Similarly, when the fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

The fund sets aside or segregates sufficient cash, cash equivalents, or readily marketable debt securities held by its custodian bank as deposits for commitments created by open forward contracts. The fund will cover any commitments under these contracts to sell currency by owning or acquiring the underlying currency (or an absolute right to acquire such currency). The segregated account will be marked-to-market daily. The ability of the fund to enter into forward contracts is limited only to the extent forward contracts would, in the opinion of the manager, impede portfolio management or the ability of the fund to honor redemption requests.

Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies. Unanticipated changes in currency exchange rates also may result in poorer overall performance for the fund than if it had not entered into such contracts.

The fund generally will not enter into a forward contract with a term of greater than one year.

CURRENCY FUTURES CONTRACTS. The fund may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. The fund may use currency futures contracts to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the fund's portfolio securities or adversely affect the prices of securities that the fund intends to purchase at a later date.

The fund may either accept or make delivery of the currency specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are effected on the exchange on which the contract was entered into (or on a linked exchange).

OPTIONS ON FOREIGN CURRENCIES. The fund may buy and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities or other assets to be acquired. As in the case of other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the fund's position, the fund may lose the entire amount of the premium plus related transaction costs.

CURRENCY RATE SWAPS The fund may participate in currency rate swaps. A currency rate swap is the transfer between two counterparties of their respective rights to receive payments in specified currencies.

INTEREST RATE SWAPS The fund may participate in interest rate swaps. A swap is an agreement between two parties to exchange sets of cash flows over a period in the future. Most corporate and government bonds pay fixed coupons, and are exposed to the risk of rising interest rates. Swapping fixed payments for floating payments, an interest rate swap is a vehicle to hedge interest rate risk.

An example of an interest rate swap might be where one obligation has an interest rate fixed to maturity while the other has an interest rate that changes with changes in a designated benchmark, such as the London Interbank Offered Rate ("LIBOR"), prime, commercial paper, or other benchmarks. The obligations to make repayment of principal on the underlying securities are not transferred. Similarly, the right to receive such payments is not transferred. These transactions generally require the participation of an intermediary, frequently a bank. The entity holding the fixed rate obligation will transfer the obligation to the intermediary, and the entity will then be obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with a second entity that has a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming a fixed obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees.

The fund intends to participate in interest rate swaps involving obligations held in the fund's portfolio on which it is receiving payments of principal and interest. The fund might do this, for example, in order to gain or reduce its exposure to fixed interest rate payments under certain market conditions. To the extent, however, the fund does not own the underlying obligation, the fund will maintain, in a segregated account with its custodian bank, cash or marketable securities with an aggregate value equal to the amount of the fund's outstanding swap obligation.

Interest rate swaps permit the party seeking a floating rate obligation the opportunity to acquire the obligation at a lower rate than is directly available in the credit market, while permitting the party desiring a fixed rate obligation the opportunity to acquire a fixed rate obligation, also frequently at a price lower than is available in the capital markets. The success of the transaction depends in large part on the availability of fixed rate obligations at a low enough coupon rate to cover the cost involved.

OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES Although the fund had no present intention of investing in options, futures and options on financial futures, the fund has the authority to enter into these transactions. the fund may write (sell) covered put and call options and buy put and call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. Additionally, the fund may "close out" options it has entered into.

A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option. The OTC market is the dealer-to-dealer market in securities, in this case, option securities in which the fund may buy or sell.

WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. The fund may write options to generate additional income and to hedge its portfolio against market or exchange rate movements. The writer of covered calls gives up the potential for capital appreciation above the exercise price of the option should the underlying stock rise in value. If the value of the underlying stock rises above the exercise price of the call option, the security may be "called away" and the fund required to sell shares of the stock at the exercise price. The fund will realize a gain or loss from the sale of the underlying security depending on whether the exercise price is greater or less than the purchase price of the stock. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a covered call option expires unexercised, the fund will realize a gain in the amount of the premium received. If, however, the stock price decreases, the hedging benefit of the covered call option is limited to the amount of the premium received.

A call option written by the fund is "covered" if:

o    the fund owns the underlying security that is subject to the call; or

o the fund has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held:

(a)  is equal to or less than the exercise price of the call written; or

(b) is greater than the exercise price of the call written if the difference in exercise prices is maintained by the fund in cash and marketable securities in a segregated account with its custodian bank.

The fund may write options in connection with "buy-and-write" transactions; that is, the fund may purchase a security and then write a call option against that security. The exercise price of the call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

The writer of covered puts retains the risk of loss should the underlying security decline in value. If the value of the underlying stock declines below the exercise price of the put option, the security may be "put to" the fund and the fund required to buy the stock at the exercise price. The fund will incur an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received.

A put option written by the fund is "covered" if the fund maintains cash and marketable securities with a value equal to the exercise price in a segregated account with its custodian bank, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the fund. Effecting a closing transaction allows the cash or proceeds from the sale of any securities subject to the option to be used for other fund investments.

The fund will realize a profit from a closing transaction if the cost of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. The fund will realize a loss from a closing transaction if the cost of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

BUYING CALL AND PUT OPTIONS ON SECURITIES. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The fund may also buy call options on securities held in its portfolio and on which it has written call options.

The fund may buy put options. As the holder of a put option, the fund has the right to sell the underlying security at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The fund may buy a put option on an underlying security ("a protective put") owned by the fund as a hedging technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager finds it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the security is eventually sold.

The fund may also buy put options at a time when it does not own the underlying security. If a fund buys a put option on a security it does not own, the fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

OVER-THE-COUNTER ("OTC") OPTIONS. The fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. The fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When the fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the fund originally wrote the option. If the fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

The fund understands the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The fund and the manager disagree with this position. Nevertheless, pending a change in the staff's position, the fund will treat OTC options and "cover" assets as subject to the fund's limitation on illiquid securities.

OPTIONS ON STOCK INDICES. The fund may also buy and sell both call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the fund. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements of the underlying index rather than the price movements of an individual stock.

When the fund writes an option on a stock index, the fund may cover the option by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. The fund may also cover by establishing a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index. The fund will maintain the account while the option is open or it will otherwise cover the transaction.

FORWARD CONVERSIONS. In a forward conversion, the fund buys securities and writes call options and buys put options on such securities. By purchasing puts, the fund protects the underlying security from depreciation in value. By selling calls on the same security, the fund receives premiums which may offset part or all of the cost of purchasing the puts while foregoing the opportunity for appreciation in the value of the underlying security. The fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, the fund's return may depend in part on movements in the price of the underlying security.

SPREAD AND STRADDLE OPTIONS TRANSACTIONS. In "spread" transactions, the fund buys and writes a put or buys and writes a call on the same underlying security with the options having different exercise prices and/or expiration dates. In "straddles," the fund purchases or writes combinations of put and call options on the same security. When the fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the fund to buy and/or write more than one option simultaneously, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund was to buy or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund was to buy or sell a single option.

FUTURES CONTRACTS. The fund may enter into contracts to buy or sell futures contracts based upon financial instruments ("financial futures"). Financial futures contracts are commodity contracts that obligate the purchase or seller to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Existing contract markets for futures contracts on debt securities include the Chicago Board of Trade, the New York Cotton Exchange, the Mid-America Commodity Exchange (the "MCE"), and International Money Market of the Chicago Mercantile Exchange (the "IMM"). Existing contract markets for futures contracts on currency include the MCE, the IMM and the London International Financial Futures Exchange. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The fund may enter into futures contracts on foreign currencies, interest rates, or on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, and three-month U.S. Treasury bills. The fund may also enter into futures contracts on corporate securities and non-U.S. Government debt securities, but such futures contracts are not currently available.

At the same time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment ("initial deposit"). The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the fund would provide or receive cash that reflects any decline or increase in the contract's value.

In addition, the fund must deposit in a segregated account additional cash or liquid securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily value of all outstanding futures contracts less any amount deposited as margin.

At the time of delivery of securities on the settlement date of a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The fund will incur brokerage fees when it buys or sells financial futures.

The fund will not engage in transactions in futures contracts for speculation. Futures contracts will be used as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy or to attempt to protect the fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. When the fund buys futures contracts or related call options, marketable instruments equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the fund will be deposited in a segregated account with the custodian bank to collateralize such long positions.

OPTIONS ON FUTURES CONTRACTS. The fund is permitted to purchase and write options on futures contracts for hedging purposes only. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when the fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or appreciation in the value of a foreign currency against the U.S. dollar.

If the fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the fund's holdings. If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the fund intends to purchase. If a put or call option the fund has written is exercised, the fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, The fund's losses from existing options on futures may be affected by changes in the value of its portfolio securities.

BOND INDEX FUTURES AND OPTIONS ON SUCH FUTURES The fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The fund reserves the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The fund's investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by it in other financial futures transactions. The fund may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

STOCK INDEX FUTURES. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When the fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The fund may buy and sell call and put options on stock index futures to hedge against risks of market price fluctuations. The need to hedge against these risks will depend on the extent of diversification of the fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer's futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

INTEREST RATE FUTURES AND RELATED OPTIONS. The fund may buy and sell interest rate futures contracts and options on these futures contracts. The fund will enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities.

The fund may also buy and write put and call options on interest rate futures and enter into closing transactions with respect to such options.

ILLIQUID SECURITIES

The fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 ("restricted securities"), or in other securities which, in the opinion of the Board, may be illiquid. No restricted or illiquid securities will be acquired by the fund if such acquisition would cause the aggregate value of illiquid assets to exceed the limit prescribed by the SEC, which is up to 15% of net assets.

Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Subject to the percentage limitation on illiquid securities, the Board has authorized the fund to invest in restricted securities where such investment is consistent with the fund's investment goal. The Board has authorized these securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. In spite of the managers' determinations in this regard, the Board will remain responsible for such determinations and will consider appropriate action, consistent with the fund's goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the Board will take into account, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

TEMPORARY INVESTMENTS

When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of assets in short-term debt instruments. The fund may also invest cash, including cash resulting from purchases and sales of fund shares, temporarily in short-term debt instruments. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent permitted by exemptions granted under the 1940 Act and the fund's other investment policies and restrictions, the fund may also invest in shares of one or more money market funds managed by Franklin Advisers, Inc. or its affiliates.

RISKS

NON-DIVERSIFICATION RISK Because the fund is not diversified, there is no restriction under the Investment Company Act of 1940 on the percentage of its assets that it may invest at any time in the securities of any issuer. Nevertheless, the fund's non-diversified status may expose it to greater risk or volatility than diversified funds with otherwise similar investment policies, since the fund may invest a larger portion of its assets in securities of a small number of issuers.

DEBT SECURITIES

GINNIE MAE yields (interest income as a percentage of price) have historically exceeded the current yields on other types of U.S. Government securities with comparable maturities. The effects of interest rate fluctuations and unpredictable prepayments of principal, however, can greatly change realized yields. As with most bonds, in a period of rising interest rates, the value of a Ginnie Mae will generally decline. In a period of declining interest rates, it is more likely that mortgages contained in Ginnie Mae pools will be prepaid, thus reducing the effective yield. This potential for prepayment during periods of declining interest rates may reduce the general upward price increases of Ginnie Maes as compared to the increases experienced by noncallable debt securities over the same periods. In addition, any premium paid on the purchase of a Ginnie Mae will be lost if the obligation is prepaid. Of course, price changes of Ginnie Maes and other securities held by the fund will have a direct impact on the net asset value per share of the fund.

INTEREST RATE To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

LOWER-RATED SECURITIES The fund may invest in non-investment grade securities, including such securities issued by foreign companies and governments. Because the fund may invest in securities below investment grade, an investment in the fund is subject to a higher degree of risk than an investment in the fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to income and principal that is present with an investment in higher risk securities, such as those in which the fund may invest. Accordingly, an investment in the fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

The market value of high yield, lower-quality fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the fund to achieve its investment goal may, to the extent of investment in lower-rated debt securities, be more dependent upon such credit worthiness analysis than would be the case if the fund were investing in higher rated securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in the fund's portfolio defaults, the fund may have unrealized losses on the security, which may lower the fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the fund's net asset value may be adversely affected before an issuer defaults. In addition, the fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from the fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the fund to manage the timing of its income. To generate cash for distributions, the fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of fund shares.

Lower-quality, fixed-income securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on market price of a security and on the fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio.

The fund may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. The fund may also incur special costs in disposing of restricted securities, although the fund will generally not incur any costs when the issuer is responsible for registering the securities.

The fund may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The fund has no arrangement with its underwriter or any other person concerning the acquisition of these securities.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993 depressed the prices of many of these securities. While market prices may be temporarily depressed due to factors such as these, the ultimate price of any security generally reflects the true operating results of the issuer. Factors adversely impacting the market value of high yield securities may lower the fund's net asset value. The fund relies on the manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, the fund will not receive any cash until the cash payment date. If the issuer defaults, the fund may not obtain any return on its investment.

Zero coupon or deferred interest securities are debt securities that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the "cash payment date"), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturates and credit quality.

Certain of the high yielding, fixed-income securities in which the fund may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

FOREIGN SECURITIES

The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

EMERGING MARKETS. Investments in companies domiciled in emerging countries may be subject to potentially higher risks, making these investments more volatile, than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the risk that the small size of the markets for such securities and the low or nonexistent volume of trading may result in a lack of liquidity and in greater price volatility; (iii) the existence of certain national policies which may restrict the fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some emerging countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in emerging countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain emerging countries. Finally, even though the currencies of some emerging countries, such as certain Eastern European countries may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the fund's shareholders. Repatriation, that is, the return to an investor's homeland, of investment income, capital and proceeds of sales by foreign investors may require governmental registration or approval in some developing countries. Delays in or a refusal to grant any required governmental registration or approval for such repatriation could adversely affect the fund. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


CURRENCY Many of the investments in the fund are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns, and the fund's share price. In addition, changes in foreign currency exchange rates will affect the fund's income and distributions to shareholders. To the extent that the manager intends to hedge currency risk in the fund, the fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Some countries may adopt policies that would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

The fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain currencies may not be internationally traded.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. Where the exchange rate for a currency declines materially after the fund's income has been accrued and translated into U.S. dollars, the fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the fund incurs expenses in U.S. dollars and the time such expenses are paid, the fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Through the fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the fund's investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board of Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed.

The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the fund's manager, any losses resulting from the holding of the fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the board of trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

DERIVATIVE SECURITIES

The fund's transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the fund's portfolio. The fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause the fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom the fund has an open position.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on the fund's ability to effectively hedge its securities. Furthermore, if the fund is unable to close out a position and if prices move adversely, the fund will have to continue to make daily cash payments to maintain its required margin. If the fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The fund will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When the fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote it.

WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS The securities underlying these transactions are subject to market fluctuation prior to delivery and generally do not earn interest until their scheduled delivery date. There is the risk that the value or yield of the security at the time of delivery may be more or less than the price paid for the security or the yield available when the transaction was entered into.

EURO RISK

On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.


INVESTMENT RESTRICTIONS

The fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund may not:

1. borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission, or for temporary or emergency purposes and then in an amount not exceeding 33-1/3% of the value of the fund's total assets (including the amount borrowed);

2. act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares;

3. make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission;

4. purchase or sell real estate and commodities, except that the fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts; and

5. issue securities senior to the fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or
     (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than secutities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.)

If a bankruptcy or other extraordinary event occurs concerning a particular security owned by the fund, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. In this case, the fund intends to dispose of the investment as soon as practicable while maximizing the return to shareholders.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

OFFICERS AND TRUSTEES

The trust has a board of trustees. The board is responsible for the overall management of the trust, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the trust who are responsible for administering the trust's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and board members, as well as their affiliations, positions held with the trust, and principal occupations during the past five years are shown below.

Frank H. Abbott, III (79)
1045 Sansome Street, San Francisco, CA 94111
TRUSTEE

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and

FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).

Harris J. Ashton (67)
191 Clapboard Ridge Road, Greenwich, CT 06830
TRUSTEE

Director, RBC Holdings, Inc. (bank holding company) and Bar-S Foods (meat packing company); director or trustee, as the case may be, of 47 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Edward J. Bonach (46)
Allianz Life Insurance Company, 1750 Hennepin Avenue
Minneapolis, MN 55403-2195
TRUSTEE

Senior Vice President and Chief Financial Officer, Allianz Life Insurance Company of North America; President and Chief Executive Officer, Canadian American Financial Corporation; and Director, Preferred Life Insurance Company of New York and Life USA Holding, Inc.

Robert F. Carlson (72)
2120 Lambeth Way, Carmichael, CA 95608
TRUSTEE

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals, member, Corporate Board, Blue Shield of California, and Chief Counsel, California Department of Transportation.

S. Joseph Fortunato (67)
Park Avenue at Morris County, P.O. Box 1945
Morristown, NJ 07962-1945
TRUSTEE

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (66)
777 Mariners Island Blvd., San Mateo, CA 94404
CHAIRMAN OF THE BOARD AND TRUSTEE

Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.;

officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (43)
777 Mariners Island Blvd., San Mateo, CA 94404
PRESIDENT AND TRUSTEE

President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; Chairman and Director, Templeton Investment Counsel, Inc.; President, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 32 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (59)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND TRUSTEE

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (71)
20833 Stevens Creek Blvd., Suite 102, Cupertino, CA 95014
TRUSTEE

Chairman, Peregrine Venture Management Company (venture capital); Director, The California Center for Land Reclamation (redevelopment); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, General Partner, Miller & LaHaye and Peregrine Associates, the general partners of Peregrine Venture funds.

Gordon S. Macklin (71)
8212 Burning Tree Road, Bethesda, MD 20817
TRUSTEE

Director, Martek Biosciences Corporation, MCI WorldCom, Inc. (information services), MedImmune, Inc. (biotechnology), Overstock.com (internet services), White Mountains Insurance Group, Ltd. (holding company) and Spacehab, Inc. (aerospace services); director or trustee, as the case may be, of 47 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht & Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

*Harmon E. Burns (55)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc. and Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (6/28/60)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

President, Member - Office of the President, Franklin Resources, Inc.; Senior Vice President, Chief Financial Officer and Director, Franklin/Templeton Investor Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, LLC and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (51)
1840 Gateway Drive, San Mateo, CA 94404
SECRETARY

Partner, Stradley, Ronon, Stevens & Young, LLP; officer of 33 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Senior Vice President and General Counsel, Franklin Resources, Inc., Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc., Executive Vice President, Franklin Advisers, Inc., Vice President, Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC, and Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc. (until January 2000).

Edward V. McVey (63)
777 Mariners Island Blvd., San Mateo, CA 94404
VICE PRESIDENT

Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

*This board member is considered an "interested person" under federal securities laws.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The Trust pays noninterested board members $675 per month plus $550 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to noninterested board members by the Trust and by the Franklin Templeton Group of Funds.

                                                                   NUMBER OF
                                                                   BOARDS IN
                                                  TOTAL FEES       THE FRANKLIN
                                                  RECEIVED FROM    TEMPLETON
                                    TOTAL FEES    THE FRANKLIN     GROUP
                                    RECEIVED      TEMPLETON        OF FUNDS
                                    FROM THE      GROUP OF         ON WHICH
NAME                                TRUST1 ($)    FUNDS2 ($)       EACH SERVES3
--------------------------------------------------------------------------------

Frank H. Abbott                                      156,060          27
Harris Ashton                                        363,165          47
Robert F. Carlson                                     89.690           9
S. Joseph Fortunato                                  363.238          49
Frank W.T. LaHaye                                    138,700          27
Gordon Macklin                                       363,165          47

1. For the fiscal year ended December 31, 1999.
2. For the calendar year ended December 31, 1999.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 53 registered investment companies, with approximately 155 U.S. based funds or series.

Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by the fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of

Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES

MANAGER AND SERVICES PROVIDED The fund's manager is Franklin Advisers, Inc. (Advisers), a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Templeton Investment Counsel, Inc. is the fund's subadviser.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages.

The fund, its manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the fund or that are currently held by the fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the fund, its manager and principal underwriter will be governed by the code of ethics.

MANAGEMENT FEES The fund pays the manager a fee equal an annual rate of:

o   0.425% of the value of net assets up to and including $500 million;

o 0.325% of the value of net assets over $500 million up to and including $1 billion;

o 0.280% of the value of net assets over $1 billion up to and including $1.5 billion;

o 0.235% of the value of net assets over $1.5 billion up to and including $6.5 billion;

o 0.215% of the value of net assets over $6.5 billion up to and including $11.5 billion;

o 0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;

o 0.190% of the value of net assets over $16.5 billion up to and including $19 billion;

o 0.180% of the value of net assets over $19 billion up to and including $21.5 billion; and

o   0.170% of the value of net assets in excess of $21.5 billion.

The fee is computed according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

ADMINISTRATOR AND SERVICES PROVIDED The fund has an agreement with Franklin Templeton Services, Inc. (FT Services) to provide certain administrative services and facilities. Under this agreement, FT Services is responsible for preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services subcontracts with Templeton Funds Annuity Company (TFAC) to provide certain of these services. FT Services and TFAC are direct or indirect wholly owned subsidiaries of Resources and are affiliates of Advisers and the fund's principal underwriter.

ADMINISTRATION FEES The fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of the fund during the preceding month.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. Each class of the fund also will reimburse Investor Services for certain of its out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund.

CUSTODIAN Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the fund's securities and other assets.

AUDITOR PricewaterhouseCoopers LLP, 333 Market Street, San Francisco CA 94105, is the trust's independent auditor. The auditor gives an opinion on the financial statements included in the trust's Annual Report to Shareholders and reviews the trust's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

RESEARCH SERVICES The manager may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the fund. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

PORTFOLIO TRANSACTIONS

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

To the extent the fund invests in bonds or participates in other principal transactions at net prices, the fund incurs little or no brokerage costs. The fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, also may be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.

DISTRIBUTIONS AND TAXES

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to differences in the distribution and service (rule 12b-1) fees, subtransfer agency (shareholder account maintenance) and state and federal registration fees of the classes of shares. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the fund. Similarly, foreign exchange losses realized by the fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be treated as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution. This treatment could increase or reduce the fund's ordinary income distributions, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.

The fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As regulated investment companies, the fund generally will pay no federal income tax on the income and gains it distributes. To ensure that individuals holding the Contracts whose assets are invested in the fund will not be subject to federal income tax on distributions made by the fund prior to receipt of payments under the Contracts, the fund intends to comply with the additional requirements of Section 817(h) of the Internal Revenue Code relating to diversification of its assets. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to the fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on April 26, 1988 and is registered with the SEC. The fund is non-diversified.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that the fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

The fund currently offers two classes of shares, class 1 and class 2. Additional classes of shares may be offered in the future. The full title of each series and class is:

Franklin Strategic Income Securities Fund - Class 1
Franklin Strategic Income Securities Fund - Class 2

Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion. For information regarding voting privileges of Contract Owners, see the insurance company separate account SAI.

As of February 1, 2000, Board members and officers, as a group, owned less than 1%, of record or beneficially, of the outstanding shares of the Trust.

PRICING SHARES
--------------------------------------------------------------------------------

When they buy and sell shares, the Trust's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. The fund follows the procedures described below.

The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value

The fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares.

DISTRIBUTORS is located at 777 Mariners Island Blvd., San Mateo, CA 94404. Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the rule 12b-1 plans, as discussed below. Except as noted, Distributors receives no other compensation from the fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a plan pursuant to rule 12b-1 for the fund's class 2. The plan is designed to benefit the fund and its shareholders and thus the fund's contract-owners or plan participants. The plan is expected to, among other things, increase advertising of the fund, encourage sales of the fund and service to its shareholders, and increase or maintain assets of the fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the fund is useful in managing the fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

The fund may each pay up to 0.25% per year of class 2's average daily net assets. The plan is a reimbursement plan. It allows the fund to reimburse Distributors, the insurance companies or others for eligible expenses that they show they have incurred. The fund will not reimburse more than the maximum amount allowed under the plan.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the fund to compute or express performance follows.

For share classes offered only to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus which accompanies the Trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does NOT however, include any fees or sales charges imposed by the variable insurance contract for which the fund's class 1 and class 2 shares are investment options. If they were included, performance would be lower. The following SEC formula will be used to calculate the figures:

P(1+T)n = ERV

where:

P        =        a hypothetical initial payment of $1,000

T        =        average annual total return

n        =        number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, the calculation for cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does NOT include any fees or sales charges imposed by the variable insurance contract for which the fund's class 1 and class 2 shares are investment options. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated in the annual report.

From time to time, the current yields of the fund may be published in advertisements and communications to Contract Owners. The current yield for the fund will be calculated by dividing the annualization of the income earned by the fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for the fund over different periods of time may also be advertised. Except as stated above, the fund will use the same methods for calculating its performance.

A distribution rate for the fund may also be published in communications preceded or accompanied by a copy of the trust's current prospectus. The fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by the fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for the fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. Owners of contracts issued by life insurance companies should see the appropriate insurance company separate account prospectus and SAI.

VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of the fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

o Salomon Brothers Broad Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate and mortgage bonds.

o Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

o Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

o Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

o Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.

o Financial publications: The WALL STREET JOURNAL, and BUSINESS WEEK, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.

o Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

o Historical data supplied by the research departments of CS First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P

o Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of the fund over specified time periods relative to other funds within its category.

o Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

Advertisements or information also may compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to fall. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $[___] billion in assets under management for more than [_] million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers [___] U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

PREFERRED STOCKS RATINGS

STANDARD & POOR'S RATINGS GROUP (S&P(R) )

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B and CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       (formerly Franklin Valuemark Funds)
                          File Nos. 33-23493 & 811-5583

                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

         (a)      Articles of Incorporation.

                  (i)      Agreement and Declaration of Trust dated April 20,
                           1988
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (ii) Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 1988
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (iii) Certificate of Amendment of Agreement and Declaration of Trust
                           Filing: Post-Effective Amendment No. 26
                           File No. 33-23493
                           Filing Date: November 30, 1998

         (b)      By-Laws.

                  (i)      By-Laws
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (ii)     Certificate of Amendment of By-Laws dated May 16,
                           1995
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995

         (c)      Instruments Defining Rights Of Security Holders

                           Not Applicable

         (d)      Investment Advisory Contracts.

                  (i) Management Agreement between the Fund and Franklin Advisers, Inc. dated

                           January 24, 1989
                           Filing:  Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (ii) Addendum to Investment Management Agreement dated March 14, 1989
                           Filing:  Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (iii) Management Agreement between the Fund, on behalf of International Equity Fund and Pacific Growth Fund, and Franklin Advisers, Inc. dated January 22, 1992
                           Filing:  Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (iv) Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, Inc. dated January 1, 1993
                           Filing:  Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (v) Management Agreement between the Fund on behalf of Franklin Rising Dividends Fund, and Franklin Advisory Services, Inc. dated July 1, 1996
                           Filing:  Post-Effective Amendment No. 20 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 30, 1996
                  (vi) Investment Management Agreement between the Fund, on behalf of the Templeton Global Global Growth, and Templeton, Galbraith & Hansberger Ltd. dated March 15, 1994
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (vii) Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, on behalf of Global Income Fund dated August 1, 1994
                           Filing:  Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (viii) Investment Management Agreement between the Fund, on behalf of Templeton Global Asset Allocation Fund, and Templeton Galbraith & Hansberger, Ltd. dated April 19, 1995
                           Filing:  Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (ix) Sub-Advisory Agreement between Templeton Galbraith & Hansberger, Ltd. and Templeton Investment Counsel, Inc., on behalf of Templeton Global Asset Allocation Fund dated April 19, 1995

                           Filing:  Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 19, 1995
                  (x) Management Agreement between the Fund, on behalf of Small Cap Fund dated October 11, 1995
                           Filing:  Post-Effective Amendment No. 20 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date:  August 30, 1996
                  (xi) Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund, dated October 1, 1995
                           Filing: Post-Effective Amendment No. 17 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: October 27, 1995
                  (xii) Investment Management Agreement between the Fund, on behalf of International Smaller Companies Fund and Templeton Investment Counsel, Inc. dated January 18, 1996
                           Filing: Post-Effective Amendment No. 18 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 14, 1996
                  (xiii) Management Agreement between the Fund, on behalf of Capital Growth Fund and Franklin Advisers, Inc. dated January 18, 1996
                           Filing: Post-Effective Amendment No. 18 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 14, 1996
                  (xiv) Amendment to Management Agreement between the Fund and Franklin Advisers, Inc. dated August 1, 1995
                           Filing:  Post-Effective Amendment No. 20 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: August 30, 1996
                  (xv) Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, Inc. dated October 18, 1996
                           Filing:  Post-Effective Amendment No. 22 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 28, 1997
                  (xvi) Management Agreement between the Fund, on behalf of Global Health Care Securities Fund dated December 9, 1997
                           Filing:  Post-Effective Amendment No. 23 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 28, 1998
                  (xvii) Management Agreement between the Fund, on behalf of Value Securities Fund dated December 9, 1997
                           Filing:  Post-Effective Amendment No. 23 to
                           Registration Statement of Fund on Form N-1A

                           File No. 33-23493
                           Filing Date: February 28, 1998
                  (xviii) Amendment to Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund, and Templeton Asset Management Ltd. dated October 1, 1995
                           Filing:  Post-Effective Amendment No.23 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 12, 1998
                  (xix) Addendum to Investment Management Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund, and Templeton Asset Management Ltd. dated December 9, 1997
                           Filing:  Post-Effective Amendment No.24 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: April 30, 1998
                  (xx) Investment Advisory Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Advisers, Inc. dated July 15, 1999
                           Filing:  Post-Effective Amendment No. 30 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date:  July 30, 1999
                  (xxi) Form of Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc.
                           Filing: Registration Statement of the Fund on
                           Form N-14
                           File No. 33-23493
                           Filing Date: November 3, 1999
                  (xxii) Form of Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc.
                  (xxiii) Form of Investment Advisory Agreement between the Fund, on behalf of Franklin S&P 500 Index Fund, and Franklin Advisers, Inc.
                           Filing: Registration Statement of the Fund on
                           Form N-14
                           File No. 33-23493
                           Filing Date: November 3, 1999
                  (xxiv) Form of Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin S&P 500 Index Fund, and State Street Global Advisors, a division of State Street Bank and Trust Company
                  (xxv) Form of Investment Advisory Agreement between the Fund, on behalf of Franklin Technology Securities Fund, and Franklin Advisers, Inc.

         (e)      Underwriting Contracts.

                           (i) Distribution Agreement between the Fund and Franklin/Templeton Distributors, Inc.
                           Filing:  Post Effective Amendment No.26
                           File No. 33-23493
                           Filing Date:  November 30, 1998

         (f)      Bonus Or Profit Sharing Contracts.

                           Not Applicable

         (g)      Custodian Agreements.

                  (i) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date:  August 19, 1995
                  (ii) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the Pacific Growth Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date:  August 19, 1995
                  (iii) Custody Agreement between the Fund, on behalf of the Templeton Developing Markets Equity Fund and the Templeton Global Growth Fund, and The Chase Manhattan Bank, N.A. dated March 15, 1994
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date:  August 19, 1995
                  (iv) Master Custody Agreement between the Fund and the Bank of New York, dated February 16, 1996
                           Filing: Post-Effective Amendment No. 19 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: April 24, 1996
                  (v) Terminal Link Agreement between the Fund and Bank of New York dated February 16, 1996.
                           Filing: Post-Effective Amendment No. 19 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: April 24, 1996
                  (vi) Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A. dated April 1, 1996
                           Filing: Post-Effective Amendment No. 23 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: April 29, 1997
                  (vii) Amendment to Master Custody Agreement between the Fund and the Bank of New York, dated April 1, 1996
                           Filing: Post-Effective Amendment No. 23 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: April 29, 1997
                  (viii) Letter Agreement between the Fund and the Bank of New York, dated April 22, 1996
                           Filing: Post-Effective Amendment No. 19 to
                           Registration Statement of the Fund on Form N-1A

                           File No. 33-23493
                           Filing Date: April 24, 1996
                  (ix) Custody Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and the State Street Bank and Trust Company dated November 8, 1996
                           Filing: Post-Effective Amendment No. 23 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: April 29, 1997

         (h)      Other Material Contracts.

                  (i) Fund Administration Agreement between the Fund, on behalf of International Smaller Companies Fund, and Franklin Templeton Services, Inc., dated October 1, 1996
                           Filing: Post-Effective Amendment No. 22 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 28, 1997
                  (ii) Fund Administration Agreement between the Fund, on behalf of Templeton Global Asset Allocation Fund, and Franklin Templeton Services, Inc. dated October 1, 1996
                           Filing: Post-Effective Amendment No. 22 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 28, 1997
                  (iii) Fund Administration Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Templeton Services, Inc., dated October 18, 1996
                           Filing: Post-Effective Amendment No. 22 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 28, 1997
                  (iv) Fund Administration Agreement between the Fund, on behalf of Value Securities Fund Dated December 9, 1997
                           Filing: Post-Effective Amendment No. 23 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 28, 1998
                  (v) Fund Administration Agreement between the Fund, on behalf of Global Health Care Securities Fund, and Franklin Templeton Services, Inc. dated December 9, 1997
                           Filing: Post-Effective Amendment No. 23 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date: February 28, 1998
                  (vi) Fund Administration Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Templeton Services, Inc. dated July 15, 1999
                           Filing: Post-Effective Amendment No. 30 to
                           Registration Statement of the Fund on Form N-1A

                           File No. 33-23493
                           Filing Date:  July 30, 1999
                  (vii) Fund Administration Agreement between the Fund, on behalf of Franklin Technology Securities Fund, and Franklin Templeton Services, Inc.

         (i)      Legal Opinion.

                  (i) Legal Opinion, Securities Act of 1933, dated February 5, 1999
                           Filing: Post Effective Amendment No. 27 to
                           Registration Statement of the Fund on Form N-1A
                           File No. 33-23493
                           Filing Date:  February 25, 1999

         (j)      Other Opinions.

                           Not applicable

         (k)      Omitted Financial Statements.

                           Not Applicable

         (l)      Initial Capital Agreement.

                  (i)      Letter of Understanding dated April 11, 1995
                           Filing: Post-Effective Amendment No. 16 to
                           Registration Statement of the Fund on Form N-1A File No. 33-23493
                           Filing Date: August 19, 1995
                  (ii)     Letter of Understanding dated September 12, 1995
                           Filing: Post-Effective Amendment No. 17 to
                           Registration Statement of the Fund on Form N-1A File No. 33-23493
                           Filing Date: October 27, 1996
                  (iii)    Letter of Understanding dated April 4, 1996
                           Filing: Post-Effective Amendment No. 19 to
                           Registration Statement of the Fund on Form N-1A File No. 33-23493
                           Filing Date: April 24, 1996
                  (iv)     Letter of Understanding dated October 21, 1996
                           Filing: Post-Effective Amendment No. 21 to
                           Registration Statement of the Fund on Form N-1A File No. 33-23493
                           Filing Date: October 31, 1996
                  (v)      Letter of Understanding dated April 23, 1998
                           Filing: Post-Effective Amendment No. 24 to
                           Registration Statement of the Fund on Form N-1A File No. 33-23493
                           Filing Date: April 30, 1998

          (m)     Rule 12b-1 Plan

                  (i) Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund
                           Filing:  Post Effective Amendment No.26
                           File No. 33-23493
                           Filing Date  November 30, 1998
                  (ii) Class 2 Distribution Plan for Franklin Aggressive Growth Securities Fund
                           Filing:  Post Effective Amendment No.30
                           File No. 33-23493
                           Filing Date  July 30, 1999

          (o)     Rule 18F-3Plan.

                  (i)      Multiple Class Plan for all series of the Fund
                           Filing:  Post Effective Amendment No.26
                           File No. 33-23493
                           Filing Date  November 30, 1998
                  (xxvi) Multiple Class Plan for Franklin Aggressive Growth Securities Fund
                           Filing: Post-Effective Amendment No. 30 to
                           Registration Statement of the Fund on Form N-1A File No. 33-23493
                           Filing Date:  July 30, 1999

                  (ii)     (p)     Power of Attorney

                  (i)      Power of Attorney dated July 15, 1999
                           Filing: Post Effective Amendment No. 1 to
                           Registration Statement of the Fund on Form N-14 File No. 33-23493
                           Filing Date: December 20, 1999


Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

                  None

Item 25.          INDEMNIFICATION

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         (i) The officers and directors of the Fund's investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., ("Advisers") the investment manager of 20 of the Fund's series, Franklin Resources, Inc. ("Resources"), and/or (2) other investment companies in the Franklin Templeton Group of Funds. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

         (ii)     Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Resources, serves as adviser to the International Smaller Companies Fund and as sub-adviser to certain of the Funds, furnishing to Advisers and to Templeton Global Advisers Limited in that capacity portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of TICI (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of TICI and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

         (iii) Templeton Global Advisers Limited, formerly known as Templeton Galbraith and Hansberger Ltd.

Templeton Global Advisers Limited (" Templeton Nassau" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Global Growth Fund and Templeton Global Asset Allocation Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

         (iv) Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore) Pte Ltd.

Templeton Asset Management (" Templeton Singapore" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Equity Fund. For information please see Part B and Schedules A and D of Form ADV of Templeton Singapore (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Templeton Singapore and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

         (v) Franklin Advisory Services, LLC, formerly Franklin Advisory Services, Inc.

Franklin Advisory Services, LLC (" Franklin New Jersey" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Rising Dividends Fund and Value Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

         (vi) Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc.

Franklin Mutual Advisers, LLC (" Mutual Advisers" ), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Discovery Growth Fund and the Mutual Series

Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.          PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust Franklin Gold
Fund Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Series Fund Inc.
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books or other documents required to be maintained by
Section 31(a) [15 U.S.C. 80a-30(a)] are kept by the Fund or its shareholder services agent, Franklin Templeton Investors Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 29.          MANAGEMENT SERVICES

         Not Applicable

ITEM 30.          UNDERTAKINGS

         Not Applicable

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 16th day of February, 2000.


                                           FRANKLIN TEMPLETON VARIABLE INSURANCE
                                                       PRODUCTS TRUST
                                                           (Fund)

                                               By: /s/ KAREN C. SKIDMORE
                                                   -----------------------------
                                                   Karen C. Skidmore, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ CHARLES E. JOHNSON*                     Principal Executive Officer
---------------------------                 and Trustee
Charles E. Johnson                          Dated: February 16, 2000

/s/ MARTIN L. FLANAGAN*                     Principal Financial Officer
---------------------------                 Dated:  February 16, 2000
Martin L. Flanagan

                                            Principal Accounting Officer
---------------------------                 Dated:
Kimberly Monasterio

/s/ FRANK H. ABBOTT III*                    Trustee
---------------------------                 Dated:  February 16, 2000
Frank H. Abbott III

/s/ HARRIS J. ASHTON*                       Trustee
---------------------------                 Dated:  February 16, 2000
Harris J. Ashton

                                            Trustee
---------------------------                 Dated:  February 16, 2000
Edward J. Bonach

/s/ S. JOSEPH FORTUNATO*                    Trustee
---------------------------                 Dated:  February 16, 2000
S. Joseph Fortunato

/s/ ROBERT F. CARLSON*                      Trustee
---------------------------                 Dated:  February 16, 2000
Robert F. Carlson

/s/ CHARLES B. JOHNSON*                     Trustee
---------------------------                 Dated:  February 16, 2000
Charles B. Johnson

/s/ RUPERT H. JOHNSON, JR.*                 Trustee
---------------------------                 Dated:  February 16, 2000
Rupert H. Johnson, Jr.

/s/ FRANK W.T. LAHAYE*                      Trustee
---------------------------                 Dated:  February 16, 2000
Frank W.T. LaHaye

/s/ GORDON S. MACKLIN*                      Trustee
---------------------------                 Dated:  February 16, 2000
Gordon S. Macklin

*BY  /s/ KAREN L. SKIDMORE, ATTORNEY-IN-FACT
---------------------------------------------
(Pursuant to Power of Attorney previously filed)

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO                 DESCRIPTION                                              LOCATION
----------                 -----------                                              --------
EX-99.a(i)                 Agreement and Declaration of Trust                           *
                           dated April 20, 1988

EX-99.a(ii)                Certificate of Amendment of Agreement and                    *
                           Declaration of Trust dated October 21, 1988

EX-99.a(iii)               Certificate of Amendment of Agreement                        *
                           and Declaration of Trust

EX-99.b(i)                 By-Laws                                                      *

EX-99.b(ii)                Certificate of Amendment of By-Laws dated                    *
                           May 16, 1995

EX-99.d(i)                 Management Agreement between                                 *
                           the Fund and Franklin Advisers, Inc. dated
                           January 24, 1989

EX-99.d(ii)                Addendum to Investment Management                            *
                           Agreement dated March 14, 1989

EX-99.d(iii)               Management Agreement between the Fund,                       *
                           on behalf of International Equity and Pacific
                           Growth Fund, and Franklin Advisers, Inc. dated
                           January 22, 1992

EX-99.d(iv)                Sub-Advisory Agreement between Franklin                      *
                           Advisers, Inc. and Templeton Investment
                           Counsel, Inc. dated January 1, 1993

EX-99.d(v)                 Management Agreement between the Fund on                     *
                           behalf of Franklin Rising Dividends Fund, and
                           Franklin Advisory Services, Inc. dated July 1,
                           1996

EX-99.d(vi)                Investment Management Agreement between                      *
                           the Fund, on behalf of the Templeton Global
                           Growth Fund, and Templeton, Galbraith &
                           Hansberger Ltd., dated March 15, 1994

EX-99.d(vii)               Sub-Advisory Agreement between Franklin                      *



              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX



                           Advisers, Inc. and Templeton Investment
                           Counsel, on behalf of Global Income Fund dated
                           August 1, 1994

EX-99.d(viii)              Investment Management Agreement between                      *
                           the Fund, on behalf of Templeton Global
                           Asset Allocation Fund, and Templeton, Galbraith
                           & Hansberger Ltd. dated April 19, 1995

EX-99.d(ix)                Sub-Advisory Agreement between Templeton,                    *
                           Galbraith & Hansberger Ltd and Templeton
                           Investment Counsel, Inc. on behalf of Templeton
                           Global Asset Allocation Fund dated April 19, 1995

EX-99.d(x)                 Management Agreement between the Fund,                       *
                           on behalf of Small Cap Fund dated October 11, 1995

EX-99.d(xi)                Investment Management Agreement between the Fund,            *
                           on behalf of Templeton Developing Markets Equity Fund,
                           dated October 1, 1995

EX-99.d(xii)               Investment Management Agreement between                      *
                           the Fund, on behalf of International Smaller
                           Companies Fund and Templeton Investment
                           Counsel, Inc.
                           dated January 18, 1996

EX-99.d(xiii)              Management Agreement between the Fund,                       *
                           on behalf of Capital Growth Fund and
                           Franklin Advisers, Inc. dated January 18, 1996

EX-99.d(xiv)               Amendment to Management Agreement between                    *
                           the Fund and Franklin Advisers, Inc. dated August 1, 1995

EX-99.d(xv)                Management Agreement between the Fund, on                    *
                           behalf of Mutual Discovery Securities Fund and
                           Mutual Shares Securities Fund, and Franklin Mutual
                           Advisers, Inc. dated October 18, 1996

EX-99.d(xvi)               Management Agreement between the Fund, on                    *
                           behalf of Global Health Care Securities Fund
                           dated December 9, 1997

EX-99.d(xvii)              Management Agreement between the Fund, on                    *
                           behalf of Value Securities Fund, and Franklin
                           Advisers, Inc. dated December 9, 1997

EX-.d(xviii)               Amendment to Investment Management Agreement                 *


                                       2

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX



                           between the Fund, on behalf of Templeton Developing
                           Markets Equity Fund, and Templeton Asset Management
                           Ltd. dated October 1, 1995

EX-99.d(xix)               Addendum to Investment Management Agreement                  *
                           between the Fund, on behalf of Templeton Developing
                           Markets Equity Fund, and Templeton Asset
                           Management Ltd. dated December 9, 1997

EX-99.d(xx)                Investment Advisory Agreement between the Fund, on           *
                           behalf of Franklin Aggressive Growth Securities
                           Fund; and Franklin Advisers, Inc. dated July 15, 1999

EX-99.d(xxi)               Form of Investment Advisory Agreement between                *
                           the Fund, on behalf of Franklin Strategic Income
                           Fund, and Franklin Advisers, Inc.

EX-99.d(xxii)              Form of Sub-Advisory Agreement between Franklin            Attached
                           Advisers, Inc., on behalf of Franklin Strategic Income
                           Fund, and Templeton Investment Counsel, Inc.

EX-99.d(xxiii)             Form of Investment Advisory Agreement between the Fund,      *
                           on behalf of Franklin S&P 500 Index Fund, and Franklin
                           Advisers, Inc.

EX-99.d(xxiv)              Form of Sub-Advisory Agreement between Franklin            Attached
                           Advisers, Inc., on behalf of Franklin S&P 500
                           Index Fund, and State Street Global Advisors,
                           a division of State Street Bank and Trust Company

EX-99.d(xxv)               Form of Investment Advisory Agreement between              Attached
                           the Fund, on behalf of Franklin Technology Securities
                           Fund, and Franklin Advisers, Inc.

EX-99.e(i)                 Distribution Agreement between the Fund and                  *
                           Franklin Templeton Distributors, Inc.

EX-99.g(i)                 Foreign Exchange Netting Agreement between                   *
                           Franklin Valuemark Funds, on behalf of  the
                           International Equity Fund, and Morgan Guaranty
                           Trust Company of New York, dated March 19, 1992

EX-99.g(ii)                Foreign Exchange Netting Agreement between                   *
                           Franklin Valuemark Funds, on behalf of the
                           Pacific Growth Fund, and Morgan Guaranty Trust
                           Company of New York, dated March 19, 1992


                                       3

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX



EX-99.g(iii)               Custody Agreement between the Fund, on                       *
                           behalf of the Templeton Developing Markets
                           Equity Fund and the Templeton Global Growth
                           Fund, and the Chase Manhattan Bank, N.A. dated
                           March 15, 1994

EX-99.g(iv)                Master Custody Agreement between the                         *
                           Fund and the Bank of New York, dated
                           February 16, 1996

EX-99.g(v)                 Terminal Link Agreement between the Fund                     *
                           and Bank of New York, dated February 16, 1996

EX-99.g(vi)                Amendment to Global Custody Agreement between                *
                           the Fund and the Chase Manhattan Bank, N.A. dated
                           April 1, 1996

EX-99.g(vii)               Amendment to Master Custody Agreement                        *
                           between the Fund and the Bank of New York,
                           dated April 1, 1996

EX-99.g(viii)              Letter of Agreement between the Fund and the                 *
                           Bank of New York, dated April 22, 1996

EX-99.g(ix)                Custody Agreement between the Fund, on                       *
`                          behalf of Mutual Discovery Securities Fund
                           and Mutual Shares Securities Fund, and the
                           State Street Bank and Trust Company dated
                           November 8, 1996

EX-99.h(i)                 Fund Administration Agreement between the Fund,              *
                           on behalf of International Smaller Companies Fund,
                           and Franklin Templeton Services, Inc. dated
                           October 1, 1996

EX-99.h(ii)                Fund Administration Agreement between the Fund,              *
                           on behalf of Templeton Global Asset Allocation Fund,
                           and Franklin Templeton Services, Inc. dated
                           October 1, 1996

EX-99.h(iii)               Fund Administration Agreement between the Fund,              *
                           on behalf of Mutual Discovery Securities Fund,
                           and Mutual Shares Securities Fund and Franklin Templeton
                           Services, Inc. dated October 18, 1996

EX-99.h(iv)                Fund Administration Agreement between the Fund,              *
                           on behalf of Value Securities Fund. and Franklin
                           Templeton Services, Inc. dated December 9, 1997


                                       4

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX



EX-99.h(v)                 Fund Administration Agreement between the Fund,              *
                           on behalf of Global Health Care Securities Fund, and
                           Franklin Templeton Services, Inc. dated December 9, 1997

EX-99.h(vi)                Fund Administration Agreement between the Fund,              *
                           on behalf of Franklin Aggressive Growth Securities
                           Fund and Franklin Templeton Services, Inc. dated
                           July 15, 1999

EX-99.h(vii)               Form of Fund Administration Agreement between              Attached
                           the Fund, on behalf of Franklin Technology
                           Securities Fund, and Franklin Templeton Services, Inc.

EX-99.i(i)                 Legal Opinion Securities Act of 1933                         *
                           dated February 5, 1999

EX-99.l(i)                 Letter of Understanding dated April 11, 1995                 *

EX-99.l(ii)                Letter of Understanding dated September 12, 1995             *

EX-99.l(iii)               Letter of Understanding dated April 4, 1996                  *

EX-99.l(iv)                Letter of Understanding dated October 21, 1996               *

EX-99.l(v)                 Letter of Understanding dated April 23, 1998                 *

EX-99.m(i)                 Class 2 Distribution Plan Pursuant to Rule 12b-1             *
                           for all series of the Fund

EX-99.m(ii)                Class 2 Distribution Plan for Franklin Aggressive            *
                           Growth Securities Fund

EX-99.o(i)                 Multiple Class Plan for all series of the Fund               *

EX-99.o(ii)                Multiple Class Plan for Franklin Aggressive Growth
                           Securities Fund

EX-99.p(i)                 Power of Attorney from Officers and                          *
                           Trustees of the Registrant

* Incorporated by reference to previous filings


                                       5